UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

500 Index Fund Investor Shares - VFINX

500 Index Fund ETF Shares - VOO

500 Index Fund Admiral™ Shares - VFIAX

500 Index Fund Institutional Select Shares - VFFSX

Value Index Fund Investor Shares - VIVAX

Value Index Fund ETF Shares - VTV

Value Index Fund Admiral™ Shares - VVIAX

Value Index Fund Institutional Shares - VIVIX

Growth Index Fund Investor Shares - VIGRX

Growth Index Fund ETF Shares - VUG

Growth Index Fund Admiral™ Shares - VIGAX

Growth Index Fund Institutional Shares - VIGIX

Large-Cap Index Fund Investor Shares - VLACX

Large-Cap Index Fund ETF Shares - VV

Large-Cap Index Fund Admiral™ Shares - VLCAX

Large-Cap Index Fund Institutional Shares - VLISX

Vanguard 500 Index Fund

Investor Shares (VFINX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 of the benchmark’s industry sectors recorded positive returns for the 12 months. Information technology—with the largest weighting and a strong return—contributed most to the benchmark’s return. Communication services and financials were also among the top performers.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Investor Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,131	$10,135	$10,091
2016	$10,376	$10,384	$10,355
2016	$10,773	$10,784	$10,815
2016	$11,182	$11,196	$11,262
2017	$11,856	$11,875	$11,914
2017	$12,217	$12,242	$12,273
2017	$12,761	$12,790	$12,833
2017	$13,605	$13,640	$13,645
2018	$13,496	$13,537	$13,563
2018	$13,955	$14,002	$14,088
2018	$15,025	$15,081	$15,089
2018	$12,989	$13,042	$12,923
2019	$14,758	$14,822	$14,737
2019	$15,388	$15,460	$15,339
2019	$15,645	$15,723	$15,514
2019	$17,058	$17,149	$16,916
2020	$13,709	$13,788	$13,370
2020	$16,521	$16,620	$16,323
2020	$17,991	$18,105	$17,804
2020	$20,171	$20,304	$20,432
2021	$21,411	$21,558	$21,750
2021	$23,233	$23,401	$23,553
2021	$23,360	$23,537	$23,525
2021	$25,926	$26,132	$25,675
2022	$24,725	$24,931	$24,289
2022	$20,736	$20,916	$20,199
2022	$19,717	$19,895	$19,277
2022	$21,200	$21,399	$20,661
2023	$22,781	$23,004	$22,158
2023	$24,764	$25,015	$24,017
2023	$23,945	$24,196	$23,227
2023	$26,735	$27,025	$26,045
2024	$29,547	$29,878	$28,661
2024	$30,802	$31,157	$29,590
2024	$32,603	$32,992	$31,412
2024	$33,377	$33,786	$32,263
2025	$31,940	$32,343	$30,692
2025	$35,423	$35,882	$34,095
2025	$38,286	$38,797	$36,897
2025	$39,289	$39,827	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	17.71%	14.26%	14.66%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,480,375
Number of Portfolio Holdings	517
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$27,060

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.2%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR40

Vanguard 500 Index Fund

ETF Shares (VOO) NYSE Arca

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 of the benchmark’s industry sectors recorded positive returns for the 12 months. Information technology—with the largest weighting and a strong return—contributed most to the benchmark’s return. Communication services and financials were also among the top performers.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,134	$10,135	$10,091
2016	$10,381	$10,384	$10,355
2016	$10,781	$10,784	$10,815
2016	$11,193	$11,196	$11,262
2017	$11,870	$11,875	$11,914
2017	$12,235	$12,242	$12,273
2017	$12,783	$12,790	$12,833
2017	$13,631	$13,640	$13,645
2018	$13,525	$13,537	$13,563
2018	$13,988	$14,002	$14,088
2018	$15,065	$15,081	$15,089
2018	$13,029	$13,042	$12,923
2019	$14,806	$14,822	$14,737
2019	$15,442	$15,460	$15,339
2019	$15,705	$15,723	$15,514
2019	$17,128	$17,149	$16,916
2020	$13,766	$13,788	$13,370
2020	$16,593	$16,620	$16,323
2020	$18,074	$18,105	$17,804
2020	$20,270	$20,304	$20,432
2021	$21,521	$21,558	$21,750
2021	$23,359	$23,401	$23,553
2021	$23,492	$23,537	$23,525
2021	$26,079	$26,132	$25,675
2022	$24,876	$24,931	$24,289
2022	$20,869	$20,916	$20,199
2022	$19,847	$19,895	$19,277
2022	$21,346	$21,399	$20,661
2023	$22,943	$23,004	$22,158
2023	$24,947	$25,015	$24,017
2023	$24,128	$24,196	$23,227
2023	$26,949	$27,025	$26,045
2024	$29,791	$29,878	$28,661
2024	$31,064	$31,157	$29,590
2024	$32,890	$32,992	$31,412
2024	$33,680	$33,786	$32,263
2025	$32,239	$32,343	$30,692
2025	$35,764	$35,882	$34,095
2025	$38,666	$38,797	$36,897
2025	$39,690	$39,827	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.84%	14.38%	14.78%
ETF Shares Market Price	17.82%	14.38%	14.78%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,480,375
Number of Portfolio Holdings	517
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$27,060

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.2%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR968

Vanguard 500 Index Fund

Admiral™ Shares (VFIAX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 of the benchmark’s industry sectors recorded positive returns for the 12 months. Information technology—with the largest weighting and a strong return—contributed most to the benchmark’s return. Communication services and financials were also among the top performers.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Admiral Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,134	$10,135	$10,091
2016	$10,382	$10,384	$10,355
2016	$10,781	$10,784	$10,815
2016	$11,193	$11,196	$11,262
2017	$11,870	$11,875	$11,914
2017	$12,235	$12,242	$12,273
2017	$12,783	$12,790	$12,833
2017	$13,631	$13,640	$13,645
2018	$13,526	$13,537	$13,563
2018	$13,989	$14,002	$14,088
2018	$15,066	$15,081	$15,089
2018	$13,028	$13,042	$12,923
2019	$14,805	$14,822	$14,737
2019	$15,441	$15,460	$15,339
2019	$15,703	$15,723	$15,514
2019	$17,125	$17,149	$16,916
2020	$13,767	$13,788	$13,370
2020	$16,595	$16,620	$16,323
2020	$18,075	$18,105	$17,804
2020	$20,271	$20,304	$20,432
2021	$21,523	$21,558	$21,750
2021	$23,360	$23,401	$23,553
2021	$23,493	$23,537	$23,525
2021	$26,081	$26,132	$25,675
2022	$24,879	$24,931	$24,289
2022	$20,871	$20,916	$20,199
2022	$19,850	$19,895	$19,277
2022	$21,348	$21,399	$20,661
2023	$22,946	$23,004	$22,158
2023	$24,949	$25,015	$24,017
2023	$24,130	$24,196	$23,227
2023	$26,949	$27,025	$26,045
2024	$29,790	$29,878	$28,661
2024	$31,063	$31,157	$29,590
2024	$32,888	$32,992	$31,412
2024	$33,677	$33,786	$32,263
2025	$32,235	$32,343	$30,692
2025	$35,759	$35,882	$34,095
2025	$38,660	$38,797	$36,897
2025	$39,682	$39,827	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	17.83%	14.38%	14.78%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,480,375
Number of Portfolio Holdings	517
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$27,060

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.2%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR540

Vanguard 500 Index Fund

Institutional Select Shares (VFFSX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 of the benchmark’s industry sectors recorded positive returns for the 12 months. Information technology—with the largest weighting and a strong return—contributed most to the benchmark’s return. Communication services and financials were also among the top performers.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 24, 2016, Through December 31, 2025

Initial Investment of $5,000,000,000

	Institutional Select Share Class	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
6/24/16	$5,000,000,000	$5,000,000,000	$5,000,000,000
6/30/16	$5,152,656,423	$5,152,577,879	$5,147,526,005
9/30/16	$5,351,187,741	$5,351,059,644	$5,375,816,703
12/31/16	$5,556,006,018	$5,555,696,904	$5,598,236,535
3/31/17	$5,892,894,070	$5,892,712,361	$5,922,524,381
6/30/17	$6,074,753,290	$6,074,688,823	$6,100,664,780
9/30/17	$6,347,363,071	$6,346,856,796	$6,379,289,163
12/31/17	$6,769,029,785	$6,768,592,456	$6,782,952,897
3/31/18	$6,717,278,809	$6,717,209,557	$6,741,940,992
6/30/18	$6,947,757,117	$6,947,870,304	$7,003,081,023
9/30/18	$7,482,903,724	$7,483,604,398	$7,500,775,615
12/31/18	$6,471,250,501	$6,471,833,716	$6,423,697,564
3/31/19	$7,354,824,829	$7,355,108,910	$7,325,617,960
6/30/19	$7,671,344,837	$7,671,660,236	$7,625,109,507
9/30/19	$7,801,522,865	$7,801,946,815	$7,711,778,735
12/31/19	$8,509,172,295	$8,509,582,474	$8,408,617,168
3/31/20	$6,840,975,216	$6,841,875,118	$6,646,103,521
6/30/20	$8,246,765,462	$8,247,419,786	$8,114,140,460
9/30/20	$8,983,316,644	$8,983,867,536	$8,850,466,588
12/31/20	$10,074,899,875	$10,075,241,770	$10,156,825,684
3/31/21	$10,697,837,957	$10,697,385,154	$10,811,806,098
6/30/21	$11,612,520,867	$11,611,886,545	$11,707,876,485
9/30/21	$11,679,484,952	$11,679,473,268	$11,694,013,568
12/31/21	$12,966,880,998	$12,967,381,916	$12,762,816,558
3/31/22	$12,369,716,273	$12,371,075,462	$12,073,696,590
6/30/22	$10,377,912,168	$10,379,193,451	$10,040,888,900
9/30/22	$9,870,672,629	$9,872,419,381	$9,582,695,685
12/31/22	$10,616,603,624	$10,618,876,858	$10,270,354,382
3/31/23	$11,412,417,469	$11,414,983,990	$11,014,354,644
6/30/23	$12,409,716,259	$12,412,896,177	$11,938,732,090
9/30/23	$12,003,083,172	$12,006,570,925	$11,545,986,839
12/31/23	$13,406,371,682	$13,410,327,659	$12,946,697,507
3/31/24	$14,820,903,365	$14,825,911,958	$14,247,286,498
6/30/24	$15,455,416,802	$15,461,022,779	$14,708,800,136
9/30/24	$16,364,579,247	$16,371,147,757	$15,614,812,637
12/31/24	$16,758,463,258	$16,765,554,148	$16,037,724,646
3/31/25	$16,042,005,462	$16,049,300,652	$15,256,771,746
6/30/25	$17,797,409,609	$17,805,478,780	$16,948,409,929
9/30/25	$19,242,332,122	$19,252,089,089	$18,341,082,513
12/31/25	$19,752,131,312	$19,763,234,002	$18,772,886,985

Average Annual Total Returns

	1 Year	5 Years	Since Inception 6/24/16
Institutional Select Share Class	17.86%	14.41%	15.53%
S&P 500 Index	17.88%	14.42%	15.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.91%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,480,375
Number of Portfolio Holdings	517
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$27,060

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.2%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1940

Vanguard Value Index Fund

Investor Shares (VIVAX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns. Financials, technology, and industrials contributed most to the benchmark’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Investor Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,160	$10,166	$10,091
2016	$10,543	$10,553	$10,355
2016	$10,860	$10,874	$10,815
2016	$11,675	$11,693	$11,262
2017	$12,051	$12,076	$11,914
2017	$12,267	$12,297	$12,273
2017	$12,773	$12,806	$12,833
2017	$13,658	$13,699	$13,645
2018	$13,338	$13,385	$13,563
2018	$13,500	$13,554	$14,088
2018	$14,488	$14,546	$15,089
2018	$12,900	$12,959	$12,923
2019	$14,284	$14,354	$14,737
2019	$14,821	$14,898	$15,339
2019	$14,981	$15,066	$15,514
2019	$16,212	$16,309	$16,916
2020	$12,159	$12,231	$13,370
2020	$13,702	$13,788	$16,323
2020	$14,467	$14,563	$17,804
2020	$16,565	$16,678	$20,432
2021	$18,376	$18,511	$21,750
2021	$19,335	$19,484	$23,553
2021	$19,144	$19,300	$23,525
2021	$20,923	$21,101	$25,675
2022	$21,125	$21,311	$24,289
2022	$18,948	$19,123	$20,199
2022	$17,855	$18,029	$19,277
2022	$20,467	$20,676	$20,661
2023	$20,259	$20,468	$22,158
2023	$20,975	$21,200	$24,017
2023	$20,477	$20,707	$23,227
2023	$22,330	$22,572	$26,045
2024	$24,501	$24,773	$28,661
2024	$24,264	$24,542	$29,590
2024	$26,542	$26,859	$31,412
2024	$25,868	$26,184	$32,263
2025	$26,538	$26,876	$30,692
2025	$27,300	$27,653	$34,095
2025	$28,937	$29,326	$36,897
2025	$29,780	$30,193	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	15.12%	12.45%	11.53%
CRSP US Large Cap Value Index	15.31%	12.60%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$217,772
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,064

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	2.2%
Consumer Discretionary	9.0%
Consumer Staples	8.0%
Energy	6.6%
Financials	22.9%
Health Care	14.8%
Industrials	16.5%
Real Estate	2.7%
Technology	7.8%
Telecommunications	3.4%
Utilities	5.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR6

Vanguard Value Index Fund

ETF Shares (VTV) NYSE Arca

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns. Financials, technology, and industrials contributed most to the benchmark’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,164	$10,166	$10,091
2016	$10,549	$10,553	$10,355
2016	$10,872	$10,874	$10,815
2016	$11,688	$11,693	$11,262
2017	$12,070	$12,076	$11,914
2017	$12,290	$12,297	$12,273
2017	$12,799	$12,806	$12,833
2017	$13,690	$13,699	$13,645
2018	$13,377	$13,385	$13,563
2018	$13,544	$13,554	$14,088
2018	$14,538	$14,546	$15,089
2018	$12,952	$12,959	$12,923
2019	$14,347	$14,354	$14,737
2019	$14,890	$14,898	$15,339
2019	$15,057	$15,066	$15,514
2019	$16,300	$16,309	$16,916
2020	$12,220	$12,231	$13,370
2020	$13,777	$13,788	$16,323
2020	$14,550	$14,563	$17,804
2020	$16,664	$16,678	$20,432
2021	$18,492	$18,511	$21,750
2021	$19,463	$19,484	$23,553
2021	$19,277	$19,300	$23,525
2021	$21,074	$21,101	$25,675
2022	$21,283	$21,311	$24,289
2022	$19,095	$19,123	$20,199
2022	$18,002	$18,029	$19,277
2022	$20,643	$20,676	$20,661
2023	$20,439	$20,468	$22,158
2023	$21,169	$21,200	$24,017
2023	$20,678	$20,707	$23,227
2023	$22,554	$22,572	$26,045
2024	$24,756	$24,773	$28,661
2024	$24,525	$24,542	$29,590
2024	$26,836	$26,859	$31,412
2024	$26,163	$26,184	$32,263
2025	$26,849	$26,876	$30,692
2025	$27,627	$27,653	$34,095
2025	$29,296	$29,326	$36,897
2025	$30,159	$30,193	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	15.27%	12.60%	11.67%
ETF Shares Market Price	15.26%	12.59%	11.67%
CRSP US Large Cap Value Index	15.31%	12.60%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$217,772
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,064

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	2.2%
Consumer Discretionary	9.0%
Consumer Staples	8.0%
Energy	6.6%
Financials	22.9%
Health Care	14.8%
Industrials	16.5%
Real Estate	2.7%
Technology	7.8%
Telecommunications	3.4%
Utilities	5.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR966

Vanguard Value Index Fund

Admiral™ Shares (VVIAX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns. Financials, technology, and industrials contributed most to the benchmark’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Admiral Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,163	$10,166	$10,091
2016	$10,550	$10,553	$10,355
2016	$10,870	$10,874	$10,815
2016	$11,686	$11,693	$11,262
2017	$12,067	$12,076	$11,914
2017	$12,286	$12,297	$12,273
2017	$12,797	$12,806	$12,833
2017	$13,688	$13,699	$13,645
2018	$13,371	$13,385	$13,563
2018	$13,542	$13,554	$14,088
2018	$14,533	$14,546	$15,089
2018	$12,945	$12,959	$12,923
2019	$14,338	$14,354	$14,737
2019	$14,879	$14,898	$15,339
2019	$15,048	$15,066	$15,514
2019	$16,287	$16,309	$16,916
2020	$12,219	$12,231	$13,370
2020	$13,774	$13,788	$16,323
2020	$14,548	$14,563	$17,804
2020	$16,660	$16,678	$20,432
2021	$18,491	$18,511	$21,750
2021	$19,462	$19,484	$23,553
2021	$19,276	$19,300	$23,525
2021	$21,074	$21,101	$25,675
2022	$21,282	$21,311	$24,289
2022	$19,092	$19,123	$20,199
2022	$17,996	$18,029	$19,277
2022	$20,635	$20,676	$20,661
2023	$20,433	$20,468	$22,158
2023	$21,158	$21,200	$24,017
2023	$20,666	$20,707	$23,227
2023	$22,543	$22,572	$26,045
2024	$24,742	$24,773	$28,661
2024	$24,510	$24,542	$29,590
2024	$26,820	$26,859	$31,412
2024	$26,147	$26,184	$32,263
2025	$26,833	$26,876	$30,692
2025	$27,607	$27,653	$34,095
2025	$29,276	$29,326	$36,897
2025	$30,137	$30,193	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	15.26%	12.59%	11.66%
CRSP US Large Cap Value Index	15.31%	12.60%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$217,772
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,064

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	2.2%
Consumer Discretionary	9.0%
Consumer Staples	8.0%
Energy	6.6%
Financials	22.9%
Health Care	14.8%
Industrials	16.5%
Real Estate	2.7%
Technology	7.8%
Telecommunications	3.4%
Utilities	5.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR506

Vanguard Value Index Fund

Institutional Shares (VIVIX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns. Financials, technology, and industrials contributed most to the benchmark’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,081,710	$5,082,823	$5,045,710
2016	$5,273,393	$5,276,486	$5,177,623
2016	$5,433,891	$5,437,057	$5,407,249
2016	$5,843,623	$5,846,388	$5,630,969
2017	$6,033,968	$6,037,950	$5,957,153
2017	$6,144,037	$6,148,595	$6,136,335
2017	$6,399,598	$6,402,938	$6,416,589
2017	$6,845,415	$6,849,456	$6,822,613
2018	$6,686,929	$6,692,566	$6,781,361
2018	$6,770,729	$6,776,990	$7,044,028
2018	$7,268,537	$7,273,103	$7,544,632
2018	$6,474,241	$6,479,577	$6,461,257
2019	$7,171,154	$7,176,751	$7,368,451
2019	$7,441,906	$7,448,948	$7,669,693
2019	$7,525,149	$7,532,977	$7,756,869
2019	$8,146,566	$8,154,660	$8,457,782
2020	$6,110,451	$6,115,255	$6,684,963
2020	$6,890,313	$6,893,929	$8,161,584
2020	$7,277,678	$7,281,505	$8,902,215
2020	$8,334,158	$8,339,231	$10,216,212
2021	$9,250,188	$9,255,712	$10,875,022
2021	$9,734,539	$9,741,834	$11,776,332
2021	$9,643,492	$9,649,853	$11,762,388
2021	$10,541,382	$10,550,361	$12,837,440
2022	$10,645,864	$10,655,453	$12,144,291
2022	$9,552,283	$9,561,549	$10,099,598
2022	$9,004,209	$9,014,336	$9,638,725
2022	$10,324,801	$10,337,911	$10,330,405
2023	$10,221,748	$10,234,134	$11,078,755
2023	$10,586,983	$10,599,894	$12,008,537
2023	$10,340,655	$10,353,309	$11,613,496
2023	$11,280,375	$11,285,908	$13,022,396
2024	$12,380,927	$12,386,610	$14,330,590
2024	$12,265,497	$12,271,114	$14,794,802
2024	$13,421,565	$13,429,285	$15,706,112
2024	$13,082,926	$13,092,106	$16,131,497
2025	$13,426,663	$13,437,783	$15,345,977
2025	$13,816,448	$13,826,510	$17,047,507
2025	$14,649,888	$14,662,805	$18,448,322
2025	$15,083,495	$15,096,295	$18,882,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	15.29%	12.60%	11.67%
CRSP US Large Cap Value Index	15.31%	12.60%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$217,772
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,064

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	2.2%
Consumer Discretionary	9.0%
Consumer Staples	8.0%
Energy	6.6%
Financials	22.9%
Health Care	14.8%
Industrials	16.5%
Real Estate	2.7%
Technology	7.8%
Telecommunications	3.4%
Utilities	5.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR867

Vanguard Growth Index Fund

Investor Shares (VIGRX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index's 11 industry sectors posted positive returns for the 12 months. Technology, consumer discretionary, and industrials contributed the most to the index's return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Investor Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,031	$10,036	$10,091
2016	$10,129	$10,139	$10,355
2016	$10,647	$10,661	$10,815
2016	$10,599	$10,616	$11,262
2017	$11,613	$11,637	$11,914
2017	$12,155	$12,186	$12,273
2017	$12,741	$12,778	$12,833
2017	$13,530	$13,573	$13,645
2018	$13,684	$13,735	$13,563
2018	$14,488	$14,546	$14,088
2018	$15,612	$15,678	$15,089
2018	$13,061	$13,119	$12,923
2019	$15,263	$15,339	$14,737
2019	$15,982	$16,068	$15,339
2019	$16,297	$16,391	$15,514
2019	$17,905	$18,015	$16,916
2020	$15,440	$15,543	$13,370
2020	$19,919	$20,060	$16,323
2020	$22,501	$22,671	$17,804
2020	$25,069	$25,269	$20,432
2021	$25,437	$25,649	$21,750
2021	$28,403	$28,651	$23,553
2021	$28,785	$29,048	$23,525
2021	$31,863	$32,167	$25,675
2022	$28,576	$28,860	$24,289
2022	$22,164	$22,390	$20,199
2022	$21,316	$21,543	$19,277
2022	$21,277	$21,511	$20,661
2023	$24,941	$25,226	$22,158
2023	$28,327	$28,665	$24,017
2023	$27,272	$27,609	$23,227
2023	$31,192	$31,591	$26,045
2024	$34,582	$35,039	$28,661
2024	$37,566	$38,080	$29,590
2024	$38,650	$39,195	$31,412
2024	$41,331	$41,932	$32,263
2025	$37,392	$37,949	$30,692
2025	$44,244	$44,925	$34,095
2025	$48,462	$49,224	$36,897
2025	$49,303	$50,099	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	19.29%	14.48%	17.30%
CRSP US Large Cap Growth Index	19.48%	14.67%	17.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$352,324
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$6,139

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.0%
Consumer Staples	0.2%
Energy	0.4%
Financials	2.4%
Health Care	5.5%
Industrials	7.3%
Real Estate	1.1%
Technology	65.8%
Telecommunications	0.7%
Utilities	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR9

Vanguard Growth Index Fund

ETF Shares (VUG) NYSE Arca

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index's 11 industry sectors posted positive returns for the 12 months. Technology, consumer discretionary, and industrials contributed the most to the index's return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,034	$10,036	$10,091
2016	$10,136	$10,139	$10,355
2016	$10,657	$10,661	$10,815
2016	$10,613	$10,616	$11,262
2017	$11,632	$11,637	$11,914
2017	$12,179	$12,186	$12,273
2017	$12,770	$12,778	$12,833
2017	$13,563	$13,573	$13,645
2018	$13,724	$13,735	$13,563
2018	$14,534	$14,546	$14,088
2018	$15,665	$15,678	$15,089
2018	$13,113	$13,119	$12,923
2019	$15,329	$15,339	$14,737
2019	$16,056	$16,068	$15,339
2019	$16,377	$16,391	$15,514
2019	$17,998	$18,015	$16,916
2020	$15,525	$15,543	$13,370
2020	$20,033	$20,060	$16,323
2020	$22,637	$22,671	$17,804
2020	$25,227	$25,269	$20,432
2021	$25,606	$25,649	$21,750
2021	$28,600	$28,651	$23,553
2021	$28,995	$29,048	$23,525
2021	$32,106	$32,167	$25,675
2022	$28,804	$28,860	$24,289
2022	$22,346	$22,390	$20,199
2022	$21,499	$21,543	$19,277
2022	$21,469	$21,511	$20,661
2023	$25,172	$25,226	$22,158
2023	$28,599	$28,665	$24,017
2023	$27,545	$27,609	$23,227
2023	$31,513	$31,591	$26,045
2024	$34,949	$35,039	$28,661
2024	$37,977	$38,080	$29,590
2024	$39,087	$39,195	$31,412
2024	$41,812	$41,932	$32,263
2025	$37,839	$37,949	$30,692
2025	$44,787	$44,925	$34,095
2025	$49,072	$49,224	$36,897
2025	$49,940	$50,099	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.44%	14.63%	17.45%
ETF Shares Market Price	19.40%	14.62%	17.45%
CRSP US Large Cap Growth Index	19.48%	14.67%	17.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$352,324
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$6,139

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.0%
Consumer Staples	0.2%
Energy	0.4%
Financials	2.4%
Health Care	5.5%
Industrials	7.3%
Real Estate	1.1%
Technology	65.8%
Telecommunications	0.7%
Utilities	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR967

Vanguard Growth Index Fund

Admiral™ Shares (VIGAX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index's 11 industry sectors posted positive returns for the 12 months. Technology, consumer discretionary, and industrials contributed the most to the index's return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Admiral Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,034	$10,036	$10,091
2016	$10,136	$10,139	$10,355
2016	$10,657	$10,661	$10,815
2016	$10,612	$10,616	$11,262
2017	$11,631	$11,637	$11,914
2017	$12,177	$12,186	$12,273
2017	$12,769	$12,778	$12,833
2017	$13,563	$13,573	$13,645
2018	$13,722	$13,735	$13,563
2018	$14,533	$14,546	$14,088
2018	$15,663	$15,678	$15,089
2018	$13,110	$13,119	$12,923
2019	$15,323	$15,339	$14,737
2019	$16,050	$16,068	$15,339
2019	$16,371	$16,391	$15,514
2019	$17,990	$18,015	$16,916
2020	$15,519	$15,543	$13,370
2020	$20,026	$20,060	$16,323
2020	$22,631	$22,671	$17,804
2020	$25,221	$25,269	$20,432
2021	$25,599	$25,649	$21,750
2021	$28,590	$28,651	$23,553
2021	$28,984	$29,048	$23,525
2021	$32,095	$32,167	$25,675
2022	$28,793	$28,860	$24,289
2022	$22,337	$22,390	$20,199
2022	$21,489	$21,543	$19,277
2022	$21,459	$21,511	$20,661
2023	$25,159	$25,226	$22,158
2023	$28,584	$28,665	$24,017
2023	$27,527	$27,609	$23,227
2023	$31,494	$31,591	$26,045
2024	$34,926	$35,039	$28,661
2024	$37,951	$38,080	$29,590
2024	$39,060	$39,195	$31,412
2024	$41,781	$41,932	$32,263
2025	$37,810	$37,949	$30,692
2025	$44,753	$44,925	$34,095
2025	$49,033	$49,224	$36,897
2025	$49,899	$50,099	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	19.43%	14.62%	17.44%
CRSP US Large Cap Growth Index	19.48%	14.67%	17.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$352,324
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$6,139

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.0%
Consumer Staples	0.2%
Energy	0.4%
Financials	2.4%
Health Care	5.5%
Industrials	7.3%
Real Estate	1.1%
Technology	65.8%
Telecommunications	0.7%
Utilities	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR509

Vanguard Growth Index Fund

Institutional Shares (VIGIX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index's 11 industry sectors posted positive returns for the 12 months. Technology, consumer discretionary, and industrials contributed the most to the index's return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,017,263	$5,018,004	$5,045,710
2016	$5,068,411	$5,069,295	$5,177,623
2016	$5,328,932	$5,330,276	$5,407,249
2016	$5,306,695	$5,307,804	$5,630,969
2017	$5,816,811	$5,818,574	$5,957,153
2017	$6,089,442	$6,092,907	$6,136,335
2017	$6,385,216	$6,388,899	$6,416,589
2017	$6,782,716	$6,786,413	$6,822,613
2018	$6,863,366	$6,867,570	$6,781,361
2018	$7,267,865	$7,273,063	$7,044,028
2018	$7,834,520	$7,838,952	$7,544,632
2018	$6,556,654	$6,559,734	$6,461,257
2019	$7,664,570	$7,669,414	$7,368,451
2019	$8,028,505	$8,034,148	$7,669,693
2019	$8,188,420	$8,195,465	$7,756,869
2019	$8,999,549	$9,007,337	$8,457,782
2020	$7,763,804	$7,771,493	$6,684,963
2020	$10,018,343	$10,030,188	$8,161,584
2020	$11,320,827	$11,335,654	$8,902,215
2020	$12,617,218	$12,634,416	$10,216,212
2021	$12,805,828	$12,824,266	$10,875,022
2021	$14,303,655	$14,325,666	$11,776,332
2021	$14,501,065	$14,524,179	$11,762,388
2021	$16,057,484	$16,083,521	$12,837,440
2022	$14,405,253	$14,430,112	$12,144,291
2022	$11,176,459	$11,195,109	$10,099,598
2022	$10,752,587	$10,771,528	$9,638,725
2022	$10,736,580	$10,755,435	$10,330,405
2023	$12,589,118	$12,612,959	$11,078,755
2023	$14,302,246	$14,332,401	$12,008,537
2023	$13,774,959	$13,804,261	$11,613,496
2023	$15,759,273	$15,795,454	$13,022,396
2024	$17,477,973	$17,519,482	$14,330,590
2024	$18,992,167	$19,039,867	$14,794,802
2024	$19,547,508	$19,597,564	$15,706,112
2024	$20,909,685	$20,966,005	$16,131,497
2025	$18,923,039	$18,974,645	$15,345,977
2025	$22,398,144	$22,462,538	$17,047,507
2025	$24,540,767	$24,611,784	$18,448,322
2025	$24,974,426	$25,049,540	$18,882,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	19.44%	14.63%	17.45%
CRSP US Large Cap Growth Index	19.48%	14.67%	17.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$352,324
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$6,139

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.0%
Consumer Staples	0.2%
Energy	0.4%
Financials	2.4%
Health Care	5.5%
Industrials	7.3%
Real Estate	1.1%
Technology	65.8%
Telecommunications	0.7%
Utilities	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR868

Vanguard Large-Cap Index Fund

Investor Shares (VLACX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index’s 11 industry sectors posted positive returns for the 12 months. Technology, financials, and industrials contributed the most to the index’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Investor Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,095	$10,106	$10,091
2016	$10,340	$10,356	$10,355
2016	$10,754	$10,774	$10,815
2016	$11,150	$11,175	$11,262
2017	$11,835	$11,867	$11,914
2017	$12,209	$12,245	$12,273
2017	$12,751	$12,793	$12,833
2017	$13,591	$13,641	$13,645
2018	$13,495	$13,549	$13,563
2018	$13,953	$14,015	$14,088
2018	$15,002	$15,072	$15,089
2018	$12,967	$13,035	$12,923
2019	$14,747	$14,829	$14,737
2019	$15,374	$15,465	$15,339
2019	$15,607	$15,709	$15,514
2019	$17,017	$17,133	$16,916
2020	$13,708	$13,806	$13,370
2020	$16,638	$16,763	$16,323
2020	$18,248	$18,395	$17,804
2020	$20,571	$20,746	$20,432
2021	$21,731	$21,921	$21,750
2021	$23,629	$23,846	$23,553
2021	$23,708	$23,940	$23,525
2021	$26,098	$26,361	$25,675
2022	$24,696	$24,953	$24,289
2022	$20,538	$20,760	$20,199
2022	$19,556	$19,776	$19,277
2022	$20,935	$21,177	$20,661
2023	$22,545	$22,816	$22,158
2023	$24,533	$24,839	$24,017
2023	$23,772	$24,077	$23,227
2023	$26,611	$26,953	$26,045
2024	$29,363	$29,752	$28,661
2024	$30,616	$31,035	$29,590
2024	$32,374	$32,829	$31,412
2024	$33,250	$33,733	$32,263
2025	$31,777	$32,250	$30,692
2025	$35,392	$35,933	$34,095
2025	$38,285	$38,885	$36,897
2025	$39,220	$39,851	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	17.96%	13.78%	14.64%
CRSP US Large Cap Index	18.14%	13.95%	14.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$67,179
Number of Portfolio Holdings	447
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,263

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.1%
Consumer Discretionary	14.0%
Consumer Staples	3.4%
Energy	2.8%
Financials	10.8%
Health Care	9.2%
Industrials	10.8%
Real Estate	1.7%
Technology	41.9%
Telecommunications	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR307

Vanguard Large-Cap Index Fund

ETF Shares (VV) NYSE Arca

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index’s 11 industry sectors posted positive returns for the 12 months. Technology, financials, and industrials contributed the most to the index’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,099	$10,106	$10,091
2016	$10,348	$10,356	$10,355
2016	$10,766	$10,774	$10,815
2016	$11,165	$11,175	$11,262
2017	$11,855	$11,867	$11,914
2017	$12,231	$12,245	$12,273
2017	$12,780	$12,793	$12,833
2017	$13,625	$13,641	$13,645
2018	$13,532	$13,549	$13,563
2018	$13,997	$14,015	$14,088
2018	$15,053	$15,072	$15,089
2018	$13,020	$13,035	$12,923
2019	$14,810	$14,829	$14,737
2019	$15,444	$15,465	$15,339
2019	$15,686	$15,709	$15,514
2019	$17,107	$17,133	$16,916
2020	$13,780	$13,806	$13,370
2020	$16,729	$16,763	$16,323
2020	$18,355	$18,395	$17,804
2020	$20,698	$20,746	$20,432
2021	$21,870	$21,921	$21,750
2021	$23,789	$23,846	$23,553
2021	$23,877	$23,940	$23,525
2021	$26,291	$26,361	$25,675
2022	$24,886	$24,953	$24,289
2022	$20,702	$20,760	$20,199
2022	$19,721	$19,776	$19,277
2022	$21,118	$21,177	$20,661
2023	$22,752	$22,816	$22,158
2023	$24,767	$24,839	$24,017
2023	$24,008	$24,077	$23,227
2023	$26,881	$26,953	$26,045
2024	$29,671	$29,752	$28,661
2024	$30,948	$31,035	$29,590
2024	$32,734	$32,829	$31,412
2024	$33,633	$33,733	$32,263
2025	$32,152	$32,250	$30,692
2025	$35,821	$35,933	$34,095
2025	$38,762	$38,885	$36,897
2025	$39,721	$39,851	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.10%	13.92%	14.79%
ETF Shares Market Price	18.10%	13.91%	14.79%
CRSP US Large Cap Index	18.14%	13.95%	14.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$67,179
Number of Portfolio Holdings	447
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,263

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.1%
Consumer Discretionary	14.0%
Consumer Staples	3.4%
Energy	2.8%
Financials	10.8%
Health Care	9.2%
Industrials	10.8%
Real Estate	1.7%
Technology	41.9%
Telecommunications	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR961

Vanguard Large-Cap Index Fund

Admiral™ Shares (VLCAX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index’s 11 industry sectors posted positive returns for the 12 months. Technology, financials, and industrials contributed the most to the index’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Admiral Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,098	$10,106	$10,091
2016	$10,347	$10,356	$10,355
2016	$10,766	$10,774	$10,815
2016	$11,165	$11,175	$11,262
2017	$11,855	$11,867	$11,914
2017	$12,232	$12,245	$12,273
2017	$12,779	$12,793	$12,833
2017	$13,624	$13,641	$13,645
2018	$13,530	$13,549	$13,563
2018	$13,995	$14,015	$14,088
2018	$15,051	$15,072	$15,089
2018	$13,015	$13,035	$12,923
2019	$14,803	$14,829	$14,737
2019	$15,438	$15,465	$15,339
2019	$15,680	$15,709	$15,514
2019	$17,100	$17,133	$16,916
2020	$13,777	$13,806	$13,370
2020	$16,726	$16,763	$16,323
2020	$18,352	$18,395	$17,804
2020	$20,697	$20,746	$20,432
2021	$21,867	$21,921	$21,750
2021	$23,784	$23,846	$23,553
2021	$23,873	$23,940	$23,525
2021	$26,288	$26,361	$25,675
2022	$24,882	$24,953	$24,289
2022	$20,699	$20,760	$20,199
2022	$19,715	$19,776	$19,277
2022	$21,110	$21,177	$20,661
2023	$22,744	$22,816	$22,158
2023	$24,755	$24,839	$24,017
2023	$23,997	$24,077	$23,227
2023	$26,868	$26,953	$26,045
2024	$29,656	$29,752	$28,661
2024	$30,931	$31,035	$29,590
2024	$32,717	$32,829	$31,412
2024	$33,613	$33,733	$32,263
2025	$32,132	$32,250	$30,692
2025	$35,798	$35,933	$34,095
2025	$38,737	$38,885	$36,897
2025	$39,693	$39,851	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	18.09%	13.91%	14.78%
CRSP US Large Cap Index	18.14%	13.95%	14.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$67,179
Number of Portfolio Holdings	447
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,263

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.1%
Consumer Discretionary	14.0%
Consumer Staples	3.4%
Energy	2.8%
Financials	10.8%
Health Care	9.2%
Industrials	10.8%
Real Estate	1.7%
Technology	41.9%
Telecommunications	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5307

Vanguard Large-Cap Index Fund

Institutional Shares (VLISX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index’s 11 industry sectors posted positive returns for the 12 months. Technology, financials, and industrials contributed the most to the index’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,049,350	$5,052,798	$5,045,710
2016	$5,173,904	$5,178,066	$5,177,623
2016	$5,382,820	$5,387,169	$5,407,249
2016	$5,582,865	$5,587,350	$5,630,969
2017	$5,927,881	$5,933,285	$5,957,153
2017	$6,116,368	$6,122,614	$6,136,335
2017	$6,390,297	$6,396,730	$6,416,589
2017	$6,813,040	$6,820,405	$6,822,613
2018	$6,766,627	$6,774,620	$6,781,361
2018	$6,998,983	$7,007,425	$7,044,028
2018	$7,527,706	$7,535,981	$7,544,632
2018	$6,509,511	$6,517,408	$6,461,257
2019	$7,404,213	$7,414,455	$7,368,451
2019	$7,721,308	$7,732,468	$7,669,693
2019	$7,841,959	$7,854,374	$7,756,869
2019	$8,552,783	$8,566,402	$8,457,782
2020	$6,891,875	$6,903,154	$6,684,963
2020	$8,367,000	$8,381,466	$8,161,584
2020	$9,180,570	$9,197,250	$8,902,215
2020	$10,352,934	$10,373,142	$10,216,212
2021	$10,939,275	$10,960,665	$10,875,022
2021	$11,898,830	$11,923,165	$11,776,332
2021	$11,943,534	$11,969,809	$11,762,388
2021	$13,151,480	$13,180,645	$12,837,440
2022	$12,448,649	$12,476,708	$12,144,291
2022	$10,355,953	$10,380,049	$10,099,598
2022	$9,864,328	$9,888,141	$9,638,725
2022	$10,562,386	$10,588,527	$10,330,405
2023	$11,379,662	$11,408,218	$11,078,755
2023	$12,387,084	$12,419,530	$12,008,537
2023	$12,006,675	$12,038,382	$11,613,496
2023	$13,444,119	$13,476,585	$13,022,396
2024	$14,839,831	$14,875,993	$14,330,590
2024	$15,478,514	$15,517,379	$14,794,802
2024	$16,372,066	$16,414,585	$15,706,112
2024	$16,821,235	$16,866,268	$16,131,497
2025	$16,080,547	$16,124,748	$15,345,977
2025	$17,915,526	$17,966,431	$17,047,507
2025	$19,386,639	$19,442,652	$18,448,322
2025	$19,866,152	$19,925,400	$18,882,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	18.10%	13.92%	14.79%
CRSP US Large Cap Index	18.14%	13.95%	14.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$67,179
Number of Portfolio Holdings	447
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,263

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.1%
Consumer Discretionary	14.0%
Consumer Staples	3.4%
Energy	2.8%
Financials	10.8%
Health Care	9.2%
Industrials	10.8%
Real Estate	1.7%
Technology	41.9%
Telecommunications	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR807

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 30, 2024
(a) Audit Fees.	$672,000	$679,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$672,000	$679,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2)        No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard 500 Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

500 Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (10.6%)
	Alphabet Inc. Class A	147,296,785	46,103,894
	Alphabet Inc. Class C	117,723,253	36,941,557
	Meta Platforms Inc. Class A	55,137,294	36,395,576
*	Netflix Inc.	107,276,662	10,058,260
	Walt Disney Co.	45,198,146	5,142,193
	AT&T Inc.	179,486,777	4,458,451
	Verizon Communications Inc.	106,745,421	4,347,741
	Comcast Corp. Class A	92,014,837	2,750,323
	T-Mobile US Inc.	12,176,983	2,472,415
*	Warner Bros Discovery Inc.	62,735,465	1,808,036
	Electronic Arts Inc.	5,683,164	1,161,241
*	Take-Two Interactive Software Inc.	4,397,228	1,125,822
	Omnicom Group Inc.	8,075,106	652,065
*	Live Nation Entertainment Inc.	3,997,721	569,675
*	Charter Communications Inc. Class A	2,228,780	465,258
*	Trade Desk Inc. Class A	11,143,114	422,993
	Fox Corp. Class A	5,278,951	385,733
	TKO Group Holdings Inc.	1,678,679	350,844
	News Corp. Class A	9,597,367	250,683
	Fox Corp. Class B	3,761,386	244,227
	Match Group Inc.	5,971,989	192,835
[1]	Paramount Skydance Corp. Class B	7,871,619	105,480
	News Corp. Class B	3,018,855	89,449
			156,494,751
Consumer Discretionary (10.4%)
*	Amazon.com Inc.	246,287,142	56,847,998
*	Tesla Inc.	71,138,986	31,992,625
	Home Depot Inc.	25,200,422	8,671,465
	McDonald's Corp.	18,029,856	5,510,465
	Booking Holdings Inc.	816,684	4,373,612
	TJX Cos. Inc.	28,177,912	4,328,409
	Lowe's Cos. Inc.	14,196,947	3,423,736
	Starbucks Corp.	28,781,834	2,423,718
*	DoorDash Inc. Class A	9,462,819	2,143,139
*	O'Reilly Automotive Inc.	21,372,329	1,949,370
	General Motors Co.	23,617,683	1,920,590
	NIKE Inc. Class B	30,108,401	1,918,206
	Royal Caribbean Cruises Ltd.	6,421,356	1,791,045
	Marriott International Inc. Class A	5,639,769	1,749,682
	Hilton Worldwide Holdings Inc.	5,884,551	1,690,337
*	Carvana Co.	3,580,509	1,511,046
	Ross Stores Inc.	8,234,465	1,483,357
*	Airbnb Inc. Class A	10,765,216	1,461,055
*	AutoZone Inc.	420,661	1,426,672
	Ford Motor Co.	99,081,833	1,299,954
*	Chipotle Mexican Grill Inc.	33,478,452	1,238,703
	Yum! Brands Inc.	7,028,057	1,063,204
	DR Horton Inc.	6,933,521	998,635
	eBay Inc.	11,444,834	996,845
	Garmin Ltd.	4,139,043	839,605
*	Carnival Corp.	27,488,630	839,503
	Expedia Group Inc.	2,962,019	839,170
*	Ulta Beauty Inc.	1,135,244	686,834
	Tractor Supply Co.	13,375,373	668,902
	Tapestry Inc.	5,182,490	662,167
	PulteGroup Inc.	4,932,619	578,399
*	Lululemon Athletica Inc.	2,732,022	567,742
	Lennar Corp. Class A	5,464,391	561,739
	Williams-Sonoma Inc.	3,083,188	550,627
1

500 Index Fund
		Shares	Market Value• ($000)
	Darden Restaurants Inc.	2,945,066	541,951
*	NVR Inc.	70,609	514,935
	Las Vegas Sands Corp.	7,700,153	501,203
	Genuine Parts Co.	3,522,324	433,105
*	Aptiv plc	5,468,096	416,067
*	Deckers Outdoor Corp.	3,692,338	382,785
	Ralph Lauren Corp.	980,646	346,766
	Best Buy Co. Inc.	4,944,764	330,953
	Domino's Pizza Inc.	786,129	327,674
	Hasbro Inc.	3,374,148	276,680
*	Norwegian Cruise Line Holdings Ltd.	11,526,459	257,271
	Wynn Resorts Ltd.	2,137,131	257,161
	Pool Corp.	829,702	189,794
*	MGM Resorts International	5,193,540	189,512
			153,974,413
Consumer Staples (4.7%)
	Walmart Inc.	111,017,088	12,368,414
	Costco Wholesale Corp.	11,219,825	9,675,304
	Procter & Gamble Co.	59,159,904	8,478,206
	Coca-Cola Co.	98,017,061	6,852,373
	Philip Morris International Inc.	39,411,733	6,321,642
	PepsiCo Inc.	34,619,171	4,968,543
	Altria Group Inc.	42,496,240	2,450,333
	Mondelez International Inc. Class A	32,664,515	1,758,331
	Colgate-Palmolive Co.	20,405,807	1,612,467
*	Monster Beverage Corp.	18,054,987	1,384,276
	Target Corp.	11,504,317	1,124,547
	Keurig Dr Pepper Inc.	34,395,442	963,416
	Kroger Co.	14,439,353	902,171
	Sysco Corp.	12,124,378	893,445
	Kimberly-Clark Corp.	8,402,071	847,685
	Kenvue Inc.	48,499,408	836,615
	Dollar General Corp.	5,572,678	739,884
	Archer-Daniels-Midland Co.	12,167,097	699,486
	Hershey Co.	3,751,207	682,645
	Estee Lauder Cos. Inc. Class A	6,224,510	651,831
	General Mills Inc.	13,502,466	627,865
*	Dollar Tree Inc.	4,803,744	590,908
	Kraft Heinz Co.	21,576,453	523,229
	Church & Dwight Co. Inc.	6,080,655	509,863
	Constellation Brands Inc. Class A	3,568,890	492,364
	McCormick & Co. Inc.	6,411,473	436,685
	Tyson Foods Inc. Class A	7,163,497	419,924
	Clorox Co.	3,088,055	311,369
	Bunge Global SA	3,427,434	305,316
	J M Smucker Co.	2,700,671	264,153
	Conagra Brands Inc.	12,108,396	209,596
	Molson Coors Beverage Co. Class B	4,283,849	199,970
	Hormel Foods Corp.	7,372,905	174,738
	Lamb Weston Holdings Inc.	3,524,347	147,635
	Campbell's Co.	4,974,144	138,629
[1]	Brown-Forman Corp. Class B	4,449,182	115,946
			69,679,804
Energy (2.8%)
	Exxon Mobil Corp.	106,767,601	12,848,413
	Chevron Corp.	47,919,305	7,303,381
	ConocoPhillips	31,287,210	2,928,796
	Williams Cos. Inc.	30,916,295	1,858,379
	SLB Ltd.	37,823,578	1,451,669
	EOG Resources Inc.	13,739,693	1,442,805
	Kinder Morgan Inc.	49,565,649	1,362,560
	Phillips 66	10,198,768	1,316,049
	Valero Energy Corp.	7,722,643	1,257,169
	Marathon Petroleum Corp.	7,611,395	1,237,841
	ONEOK Inc.	15,931,006	1,170,929
	Baker Hughes Co.	24,983,266	1,137,738
	Targa Resources Corp.	5,434,434	1,002,653
	EQT Corp.	15,798,075	846,777
	Occidental Petroleum Corp.	18,208,981	748,753
2

500 Index Fund
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	4,716,593	709,045
	Expand Energy Corp.	6,029,949	665,465
	Halliburton Co.	21,300,573	601,954
	Devon Energy Corp.	15,874,555	581,485
	Coterra Energy Inc.	19,274,412	507,303
	Texas Pacific Land Corp.	1,466,266	421,141
	APA Corp.	8,977,076	219,579
			41,619,884
Financials (13.2%)
*	Berkshire Hathaway Inc. Class B	46,424,505	23,335,277
	JPMorgan Chase & Co.	66,019,588	21,272,832
	Visa Inc. Class A	41,876,102	14,686,368
	Mastercard Inc. Class A	20,758,852	11,850,813
	Bank of America Corp.	163,588,118	8,997,346
	Wells Fargo & Co.	79,472,223	7,406,811
	Goldman Sachs Group Inc.	7,292,717	6,410,298
	Morgan Stanley	30,580,681	5,428,988
	Citigroup Inc.	43,300,630	5,052,751
	American Express Co.	13,602,701	5,032,319
	Charles Schwab Corp.	42,286,685	4,224,863
	S&P Global Inc.	7,847,976	4,101,274
	Blackrock Inc.	3,653,578	3,910,571
	Capital One Financial Corp.	16,095,715	3,900,957
	Progressive Corp.	14,844,226	3,380,327
	Chubb Ltd.	9,265,533	2,891,958
	Blackstone Inc.	18,696,448	2,881,870
	CME Group Inc.	9,129,440	2,493,067
	Intercontinental Exchange Inc.	14,436,374	2,338,115
	Marsh & McLennan Cos. Inc.	12,401,416	2,300,711
*	Robinhood Markets Inc. Class A	19,908,319	2,251,631
	KKR & Co. Inc.	17,374,528	2,214,905
	US Bancorp	39,350,563	2,099,746
	PNC Financial Services Group Inc.	9,928,791	2,072,437
	Bank of New York Mellon Corp.	17,653,715	2,049,420
	Moody's Corp.	3,884,083	1,984,184
	Aon plc Class A (XNYS)	5,441,443	1,920,176
	Apollo Global Management Inc.	11,755,096	1,701,668
	Arthur J Gallagher & Co.	6,501,741	1,682,586
	Travelers Cos. Inc.	5,647,447	1,638,098
	Truist Financial Corp.	32,389,764	1,593,900
	Allstate Corp.	6,625,246	1,379,045
	Aflac Inc.	11,943,653	1,317,027
*	Coinbase Global Inc. Class A	5,776,875	1,306,383
	PayPal Holdings Inc.	21,349,545	1,246,386
	American International Group Inc.	13,661,646	1,168,754
	Ameriprise Financial Inc.	2,352,139	1,153,348
	Nasdaq Inc.	11,418,024	1,109,033
	MetLife Inc.	14,015,445	1,106,379
	MSCI Inc.	1,902,185	1,091,341
	Prudential Financial Inc.	8,863,094	1,000,466
	Hartford Insurance Group Inc.	7,055,382	972,232
	State Street Corp.	7,072,831	912,466
*	Block Inc. (XNYS)	13,863,321	902,364
*	Arch Capital Group Ltd.	9,142,404	876,939
	Fidelity National Information Services Inc.	13,113,406	871,517
	Ares Management Corp. Class A	5,216,048	843,070
	Willis Towers Watson plc	2,423,865	796,482
	M&T Bank Corp.	3,891,292	784,018
	Fifth Third Bancorp	16,733,347	783,288
	Synchrony Financial	9,119,504	760,840
	Interactive Brokers Group Inc. Class A	11,274,128	725,039
	Raymond James Financial Inc.	4,461,448	716,464
	Huntington Bancshares Inc.	39,801,743	690,560
	Cboe Global Markets Inc.	2,649,463	665,015
	Northern Trust Corp.	4,787,804	653,966
*	Fiserv Inc.	9,640,231	647,534
	Cincinnati Financial Corp.	3,949,884	645,095
	Citizens Financial Group Inc.	10,871,295	634,992
	Regions Financial Corp.	22,206,095	601,785
3

500 Index Fund
		Shares	Market Value• ($000)
	Brown & Brown Inc.	7,436,029	592,652
	T Rowe Price Group Inc.	5,524,887	565,638
	W R Berkley Corp.	7,602,714	533,102
*	Corpay Inc.	1,771,000	532,947
	KeyCorp	23,515,087	485,351
	Loews Corp.	4,288,057	451,575
	Principal Financial Group Inc.	5,064,206	446,714
	Everest Group Ltd.	1,062,032	360,401
	Global Payments Inc.	4,596,990	355,807
	Jack Henry & Associates Inc.	1,832,914	334,470
	Assurant Inc.	1,267,789	305,347
	Invesco Ltd.	11,266,498	295,971
	Globe Life Inc.	2,013,126	281,556
	FactSet Research Systems Inc.	948,353	275,203
	Franklin Resources Inc.	7,771,625	185,664
	Erie Indemnity Co. Class A	642,759	184,247
			195,654,740
Health Care (9.6%)
	Eli Lilly & Co.	20,104,827	21,606,255
	Johnson & Johnson	60,995,012	12,622,918
	AbbVie Inc.	44,744,831	10,223,746
	UnitedHealth Group Inc.	22,933,366	7,570,533
	Merck & Co. Inc.	62,839,247	6,614,459
	Abbott Laboratories	44,022,068	5,515,525
	Thermo Fisher Scientific Inc.	9,512,277	5,511,889
*	Intuitive Surgical Inc.	8,974,751	5,082,940
	Amgen Inc.	13,631,671	4,461,782
	Gilead Sciences Inc.	31,409,225	3,855,168
	Danaher Corp.	15,916,602	3,643,629
	Pfizer Inc.	143,941,412	3,584,141
*	Boston Scientific Corp.	37,530,260	3,578,510
	Medtronic plc	32,471,350	3,119,198
	Stryker Corp.	8,713,762	3,062,626
*	Vertex Pharmaceuticals Inc.	6,423,437	2,912,129
	Bristol-Myers Squibb Co.	51,536,847	2,779,898
	McKesson Corp.	3,124,481	2,562,981
	CVS Health Corp.	32,139,568	2,550,596
	Elevance Health Inc.	5,627,249	1,972,632
	Regeneron Pharmaceuticals Inc.	2,551,669	1,969,557
	HCA Healthcare Inc.	4,044,310	1,888,127
	Cigna Group	6,762,895	1,861,352
	Cencora Inc.	4,908,705	1,657,915
	Becton Dickinson & Co.	7,256,896	1,408,346
	Zoetis Inc.	11,155,230	1,403,551
*	IDEXX Laboratories Inc.	2,020,920	1,367,213
*	Edwards Lifesciences Corp.	14,692,702	1,252,553
	Cardinal Health Inc.	6,015,292	1,236,143
	Agilent Technologies Inc.	7,177,844	976,689
*	IQVIA Holdings Inc.	4,311,438	971,841
	GE HealthCare Technologies Inc.	11,530,732	945,751
	ResMed Inc.	3,695,806	890,209
	Humana Inc.	3,045,368	780,010
*	Mettler-Toledo International Inc.	516,777	720,485
*	Dexcom Inc.	9,872,443	655,234
*	Biogen Inc.	3,714,580	653,729
	STERIS plc	2,485,265	630,064
*	Waters Corp.	1,507,307	572,520
	Labcorp Holdings Inc.	2,099,133	526,630
*	Insulet Corp.	1,780,964	506,221
	West Pharmaceutical Services Inc.	1,821,764	501,240
	Quest Diagnostics Inc.	2,816,351	488,721
*	Centene Corp.	11,817,446	486,288
	Zimmer Biomet Holdings Inc.	5,017,891	451,209
*	Hologic Inc.	5,634,828	419,738
*	Incyte Corp.	4,175,494	412,414
*	Cooper Cos. Inc.	5,031,282	412,364
	Viatris Inc.	29,147,879	362,891
	Universal Health Services Inc. Class B	1,398,282	304,853
*	Solventum Corp.	3,732,364	295,753
4

500 Index Fund
		Shares	Market Value• ($000)
	Revvity Inc.	2,868,280	277,506
*	Align Technology Inc.	1,689,367	263,795
*	Moderna Inc.	8,803,576	259,617
*	Charles River Laboratories International Inc.	1,246,025	248,557
	Baxter International Inc.	13,005,215	248,530
	Bio-Techne Corp.	3,944,751	231,991
*	Molina Healthcare Inc.	1,301,957	225,942
*	Henry Schein Inc.	2,530,794	191,277
*	DaVita Inc.	891,608	101,296
*,2	ABIOMED Inc. CVR	180	—
			141,889,677
Industrials (8.2%)
	General Electric Co.	26,704,595	8,225,816
	Caterpillar Inc.	11,848,943	6,787,904
	RTX Corp.	33,945,882	6,225,675
	GE Vernova Inc.	6,869,177	4,489,488
*	Boeing Co.	19,823,212	4,304,016
*	Uber Technologies Inc.	52,605,609	4,298,404
	Union Pacific Corp.	15,017,689	3,473,892
	Honeywell International Inc.	16,071,979	3,135,482
	Eaton Corp. plc	9,833,263	3,131,993
	Deere & Co.	6,364,230	2,962,995
	Parker-Hannifin Corp.	3,194,714	2,808,026
	Automatic Data Processing Inc.	10,239,195	2,633,828
	Lockheed Martin Corp.	5,156,325	2,493,960
	Trane Technologies plc	5,613,706	2,184,854
	General Dynamics Corp.	6,419,070	2,161,044
	3M Co.	13,448,919	2,153,172
	Howmet Aerospace Inc.	10,179,411	2,086,983
	Waste Management Inc.	9,381,707	2,061,255
	Northrop Grumman Corp.	3,396,625	1,936,790
	TransDigm Group Inc.	1,425,610	1,895,847
	Emerson Electric Co.	14,223,601	1,887,756
	United Parcel Service Inc. Class B (XNYS)	18,710,320	1,855,877
	Johnson Controls International plc	15,472,266	1,852,804
	Cummins Inc.	3,494,872	1,783,957
	CSX Corp.	47,140,610	1,708,847
	Illinois Tool Works Inc.	6,683,701	1,646,196
	Norfolk Southern Corp.	5,679,579	1,639,808
	Cintas Corp.	8,648,071	1,626,443
	Quanta Services Inc.	3,775,377	1,593,436
	FedEx Corp.	5,494,616	1,587,175
	PACCAR Inc.	13,297,215	1,456,178
	L3Harris Technologies Inc.	4,736,044	1,390,360
	United Rentals Inc.	1,611,074	1,303,874
	AMETEK Inc.	5,828,168	1,196,581
	Fastenal Co.	29,063,810	1,166,331
	Delta Air Lines Inc.	16,422,220	1,139,702
*	Axon Enterprise Inc.	1,997,149	1,134,241
	WW Grainger Inc.	1,107,874	1,117,900
	Rockwell Automation Inc.	2,842,702	1,106,010
	Republic Services Inc.	5,094,219	1,079,618
	Carrier Global Corp.	20,045,971	1,059,229
	Westinghouse Air Brake Technologies Corp.	4,328,232	923,861
	Paychex Inc.	8,200,629	919,947
*	United Airlines Holdings Inc.	8,196,330	916,514
*	Copart Inc.	22,543,490	882,578
	Otis Worldwide Corp.	9,869,657	862,114
	Xylem Inc.	6,164,540	839,487
	Comfort Systems USA Inc.	890,211	830,825
	Verisk Analytics Inc.	3,528,729	789,341
	Old Dominion Freight Line Inc.	4,656,444	730,130
	Ingersoll Rand Inc. (XYNS)	9,101,031	720,984
	EMCOR Group Inc.	1,133,408	693,408
	Dover Corp.	3,472,307	677,933
	Equifax Inc.	3,098,655	672,346
	Broadridge Financial Solutions Inc.	2,955,237	659,520
	Veralto Corp.	6,286,078	627,225
	Hubbell Inc.	1,344,621	597,160
5

500 Index Fund
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	3,237,529	584,050
	Southwest Airlines Co.	13,087,966	540,926
	Expeditors International of Washington Inc.	3,394,033	505,745
	CH Robinson Worldwide Inc.	2,990,742	480,792
	Snap-on Inc.	1,316,716	453,740
	Rollins Inc.	7,430,631	445,986
	Fortive Corp.	8,043,040	444,056
	Pentair plc	4,143,069	431,459
	Jacobs Solutions Inc.	3,026,506	400,891
	Lennox International Inc.	808,950	392,810
	Textron Inc.	4,459,365	388,723
	JB Hunt Transport Services Inc.	1,904,838	370,186
	Allegion plc	2,178,205	346,814
	Huntington Ingalls Industries Inc.	994,630	338,244
	IDEX Corp.	1,895,135	337,220
	Masco Corp.	5,258,364	333,696
	Nordson Corp.	1,351,710	324,992
	Stanley Black & Decker Inc.	3,920,850	291,241
*	Builders FirstSource Inc.	2,799,421	288,032
*	Dayforce Inc.	4,051,873	280,227
*	Generac Holdings Inc.	1,485,532	202,582
	Paycom Software Inc.	1,237,306	197,177
	A O Smith Corp.	2,868,222	191,827
			120,698,536
Information Technology (34.4%)
	NVIDIA Corp.	615,201,878	114,735,150
	Apple Inc.	374,094,479	101,701,325
	Microsoft Corp.	188,164,746	91,000,234
	Broadcom Inc.	119,556,116	41,378,372
*	Palantir Technologies Inc. Class A	57,832,742	10,279,770
*	Advanced Micro Devices Inc.	41,216,620	8,826,951
	Oracle Corp.	42,582,120	8,299,681
	Micron Technology Inc.	28,417,104	8,110,526
	Cisco Systems Inc.	99,767,017	7,685,053
	International Business Machines Corp.	23,665,720	7,010,023
	Salesforce Inc.	24,101,036	6,384,605
	Lam Research Corp.	31,798,890	5,443,334
	Applied Materials Inc.	20,169,054	5,183,245
	Intuit Inc.	7,058,701	4,675,825
	QUALCOMM Inc.	27,114,199	4,637,884
*	AppLovin Corp. Class A	6,853,673	4,618,142
	Accenture plc Class A	15,699,186	4,212,092
*	Intel Corp.	113,516,673	4,188,765
	Amphenol Corp. Class A	30,987,529	4,187,655
	KLA Corp.	3,326,001	4,041,357
*	ServiceNow Inc.	26,263,889	4,023,365
	Texas Instruments Inc.	23,004,795	3,991,102
*	Adobe Inc.	10,597,089	3,708,875
*	Arista Networks Inc.	26,144,099	3,425,661
	Analog Devices Inc.	12,454,931	3,377,777
*	Palo Alto Networks Inc.	17,316,782	3,189,751
*	Crowdstrike Holdings Inc. Class A	6,352,794	2,977,936
*	Synopsys Inc.	4,702,704	2,208,954
*	Cadence Design Systems Inc.	6,891,712	2,154,211
	Corning Inc.	19,750,959	1,729,394
	TE Connectivity plc	7,448,306	1,694,564
	Motorola Solutions Inc.	4,216,607	1,616,310
*	Autodesk Inc.	5,392,023	1,596,093
	Seagate Technology Holdings plc	5,514,983	1,518,771
	Western Digital Corp.	8,656,329	1,491,226
	NXP Semiconductors NV	6,371,509	1,383,000
*	Fortinet Inc.	16,003,411	1,270,831
	Roper Technologies Inc.	2,725,090	1,213,019
*	Workday Inc. Class A	5,494,292	1,180,064
*	Datadog Inc. Class A	8,239,970	1,120,554
	Monolithic Power Systems Inc.	1,213,304	1,099,690
	Cognizant Technology Solutions Corp. Class A	12,221,962	1,014,423
*	Fair Isaac Corp.	599,640	1,013,763
	Dell Technologies Inc. Class C	7,632,187	960,740
6

500 Index Fund
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	4,351,209	884,122
	Microchip Technology Inc.	13,683,187	871,893
*	Sandisk Corp.	3,525,278	836,831
	Hewlett Packard Enterprise Co.	33,408,859	802,481
	Teradyne Inc.	3,965,031	767,471
*	First Solar Inc.	2,716,658	709,673
	Jabil Inc.	2,704,613	616,706
*	Teledyne Technologies Inc.	1,189,347	607,435
*	ON Semiconductor Corp.	10,191,419	551,865
*	PTC Inc.	3,033,104	528,397
	HP Inc.	23,659,633	527,137
	NetApp Inc.	4,894,177	524,117
	VeriSign Inc.	2,112,069	513,127
*	Tyler Technologies Inc.	1,090,057	494,831
*	Trimble Inc.	6,023,626	471,951
*	Gartner Inc.	1,824,549	460,297
	CDW Corp.	3,296,237	448,948
	Qnity Electronics Inc.	5,302,676	432,964
*	GoDaddy Inc. Class A	3,419,158	424,249
	Gen Digital Inc. (XNGS)	14,203,746	386,200
*	F5 Inc.	1,458,979	372,419
*	Super Micro Computer Inc. (XNGS)	12,695,572	371,599
*	Akamai Technologies Inc.	3,643,517	317,897
*	Zebra Technologies Corp. Class A	1,284,209	311,832
*	EPAM Systems Inc.	1,398,470	286,519
	Skyworks Solutions Inc.	3,765,592	238,776
			509,319,800
Materials (1.8%)
	Linde plc	11,821,960	5,040,766
	Newmont Corp. (XNYS)	27,628,459	2,758,702
	CRH plc	16,969,693	2,117,818
	Sherwin-Williams Co.	5,836,797	1,891,297
	Freeport-McMoRan Inc.	36,352,960	1,846,367
	Ecolab Inc.	6,453,716	1,694,229
	Air Products & Chemicals Inc.	5,634,438	1,391,819
	Corteva Inc.	17,103,460	1,146,445
	Vulcan Materials Co.	3,344,865	954,022
	Martin Marietta Materials Inc.	1,526,241	950,329
	Nucor Corp.	5,792,073	944,745
	Steel Dynamics Inc.	3,475,342	588,897
	PPG Industries Inc.	5,679,025	581,873
	International Paper Co.	13,368,873	526,600
	Smurfit WestRock plc	13,221,127	511,261
	Amcor plc	58,428,237	487,291
	Packaging Corp. of America	2,262,763	466,650
	International Flavors & Fragrances Inc.	6,483,661	436,934
	DuPont de Nemours Inc.	10,605,507	426,341
	Albemarle Corp.	2,979,514	421,422
	Dow Inc.	18,006,402	420,990
	Ball Corp.	6,782,454	359,267
	Avery Dennison Corp.	1,956,792	355,901
	CF Industries Holdings Inc.	3,950,045	305,496
	LyondellBasell Industries NV Class A	6,516,557	282,167
	Mosaic Co.	8,030,823	193,463
			27,101,092
Real Estate (1.8%)
	Welltower Inc.	17,375,895	3,225,140
	Prologis Inc.	23,515,029	3,001,929
	American Tower Corp.	11,852,376	2,080,922
	Equinix Inc.	2,485,475	1,904,272
	Simon Property Group Inc.	8,265,200	1,529,971
	Realty Income Corp.	23,293,270	1,313,042
	Digital Realty Trust Inc.	8,173,990	1,264,598
*	CBRE Group Inc. Class A	7,421,464	1,193,297
	Public Storage	3,996,659	1,037,133
	Crown Castle Inc.	11,025,501	979,836
	Ventas Inc.	11,892,807	920,265
*	CoStar Group Inc.	10,730,276	721,504
	Extra Space Storage Inc.	5,373,772	699,773
7

500 Index Fund
	Shares	Market Value• ($000)
VICI Properties Inc.	24,727,114	695,326
AvalonBay Communities Inc.	3,580,663	649,210
Iron Mountain Inc.	7,484,150	620,810
Equity Residential	8,766,190	552,621
SBA Communications Corp.	2,697,234	521,726
Weyerhaeuser Co.	18,248,979	432,318
Essex Property Trust Inc.	1,630,902	426,774
Mid-America Apartment Communities Inc.	2,964,094	411,742
Invitation Homes Inc.	14,277,104	396,761
Kimco Realty Corp.	17,145,816	347,546
Camden Property Trust	2,693,415	296,491
Regency Centers Corp.	4,168,077	287,722
Host Hotels & Resorts Inc.	16,190,023	287,049
Healthpeak Properties Inc.	17,593,102	282,897
UDR Inc.	7,614,375	279,295
BXP Inc.	3,730,961	251,765
Federal Realty Investment Trust	1,987,179	200,308
Alexandria Real Estate Equities Inc.	3,937,881	192,720
		27,004,763
Utilities (2.3%)
NextEra Energy Inc.	52,727,882	4,232,994
Constellation Energy Corp.	7,906,461	2,793,115
Southern Co.	27,876,026	2,430,789
Duke Energy Corp.	19,688,844	2,307,729
American Electric Power Co. Inc.	13,551,668	1,562,643
Sempra	16,522,347	1,458,758
Vistra Corp.	8,061,601	1,300,578
Dominion Energy Inc.	21,617,183	1,266,551
Exelon Corp.	25,576,258	1,114,869
Xcel Energy Inc.	14,976,534	1,106,167
Entergy Corp.	11,306,921	1,045,099
Public Service Enterprise Group Inc.	12,637,715	1,014,808
Consolidated Edison Inc.	9,138,148	907,601
PG&E Corp.	55,644,509	894,207
WEC Energy Group Inc.	8,236,164	868,586
NRG Energy Inc.	4,849,742	772,273
Ameren Corp.	6,848,135	683,855
Atmos Energy Corp.	4,064,260	681,292
DTE Energy Co.	5,257,959	678,172
PPL Corp.	18,727,276	655,829
American Water Works Co. Inc.	4,940,554	644,742
Eversource Energy	9,501,455	639,733
CenterPoint Energy Inc.	16,527,029	633,646
FirstEnergy Corp.	13,161,337	589,233
Edison International	9,739,782	584,582
CMS Energy Corp.	7,707,177	538,963
NiSource Inc.	12,084,437	504,646
Alliant Energy Corp.	6,508,162	423,096
Evergy Inc.	5,828,414	422,502
Pinnacle West Capital Corp.	3,030,188	268,778
AES Corp.	18,026,277	258,497
		33,284,333
Total Common Stocks (Cost $1,015,733,700)		1,476,721,793
8

500 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $3,088,228)	30,884,648	3,088,465
Total Investments (100.0%) (Cost $1,018,821,928)			1,479,810,258
Other Assets and Liabilities—Net (0.0%)			564,721
Net Assets (100%)			1,480,374,979
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,704.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $26,692 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	3,089	1,064,547	2,669

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	363,220	(4.500)	—	(6,082)
Citigroup Inc.	8/31/2027	BANA	240,840	(4.380)	—	(7,265)
Fiserv Inc.	8/31/2026	BANA	268,650	(4.490)	—	(1,850)
Global Payments Inc.	8/31/2026	BANA	112,490	(4.349)	—	(4,654)
Goldman Sachs Group Inc.	8/31/2027	BANA	272,112	(4.388)	—	(10,158)
JPMorgan Chase & Co.	8/31/2027	BANA	950,939	(4.370)	—	(20,878)
Kroger Co.	2/2/2026	GSI	62,660	(3.640)	—	(275)
NetApp Inc.	8/31/2026	BANA	17,615	(4.320)	—	(622)
PayPal Holdings Inc.	8/31/2026	BANA	140,330	(4.490)	—	(4,049)
VICI Properties Inc.	8/31/2026	BANA	65,543	(4.340)	736	—
Visa Inc. Class A	8/31/2026	BANA	301,750	(3.630)	—	(4,592)
					736	(60,425)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
9

500 Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,015,733,700)	1,476,721,793
Affiliated Issuers (Cost $3,088,228)	3,088,465
Total Investments in Securities	1,479,810,258
Investment in Vanguard	35,071
Cash	2,378
Cash Collateral Pledged—Futures Contracts	79,959
Cash Collateral Pledged—Over-the-Counter Swap Contracts	35,131
Receivables for Investment Securities Sold	207,885
Receivables for Accrued Income	766,417
Receivables for Capital Shares Issued	289,115
Unrealized Appreciation—Over-the-Counter Swap Contracts	736
Total Assets	1,481,226,950
Liabilities
Payables for Investment Securities Purchased	28,978
Collateral for Securities on Loan	26,692
Payables for Capital Shares Redeemed	704,344
Payables to Vanguard	22,291
Variation Margin Payable—Futures Contracts	9,241
Unrealized Depreciation—Over-the-Counter Swap Contracts	60,425
Total Liabilities	851,971
Net Assets	1,480,374,979
1 Includes $25,704 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	1,047,557,031
Total Distributable Earnings (Loss)	432,817,948
Net Assets	1,480,374,979

Investor Shares—Net Assets
Applicable to 4,517,691 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,854,928
Net Asset Value Per Share—Investor Shares	$631.94

ETF Shares—Net Assets
Applicable to 1,338,220,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	839,088,361
Net Asset Value Per Share—ETF Shares	$627.02

Admiral™ Shares—Net Assets
Applicable to 1,000,600,219 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	632,221,978
Net Asset Value Per Share—Admiral Shares	$631.84

Institutional Select Shares—Net Assets
Applicable to 18,535,638 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,209,712
Net Asset Value Per Share—Institutional Select Shares	$335.01

See accompanying Notes, which are an integral part of the Financial Statements.
10

500 Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	17,607,097
Interest[2]	100,978
Securities Lending—Net	10,002
Total Income	17,718,077
Expenses
The Vanguard Group—Note B
Investment Advisory Services	27,060
Management and Administrative—Investor Shares	3,912
Management and Administrative—ETF Shares	149,516
Management and Administrative—Admiral Shares	198,150
Management and Administrative—Institutional Select Shares	9,115
Marketing and Distribution—Investor Shares	115
Marketing and Distribution—ETF Shares	33,592
Marketing and Distribution—Admiral Shares	22,122
Marketing and Distribution—Institutional Select Shares	183
Custodian Fees	4,577
Auditing Fees	46
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	6,836
Shareholders’ Reports and Proxy Fees—Admiral Shares	1,832
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	56
Trustees’ Fees and Expenses	811
Other Expenses	393
Total Expenses	458,318
Net Investment Income	17,259,759
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	305,906,337
Futures Contracts	272,520
Swap Contracts	570,277
Realized Net Gain (Loss)	306,749,134
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(89,283,331)
Futures Contracts	23,884
Swap Contracts	(58,442)
Change in Unrealized Appreciation (Depreciation)	(89,317,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	234,691,004
1	Dividends are net of foreign withholding taxes of $4,145.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $97,039, $110, and $212, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $312,781,068 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

500 Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,259,759	15,819,710
Realized Net Gain (Loss)	306,749,134	77,345,213
Change in Unrealized Appreciation (Depreciation)	(89,317,889)	161,368,477
Net Increase (Decrease) in Net Assets Resulting from Operations	234,691,004	254,533,400
Distributions
Investor Shares	(32,203)	(37,970)
ETF Shares	(8,630,062)	(6,547,996)
Admiral Shares	(7,174,610)	(6,954,054)
Institutional Select Shares	(1,425,328)	(2,413,955)
Total Distributions	(17,262,203)	(15,953,975)
Capital Share Transactions
Investor Shares	(646,709)	(771,742)
ETF Shares	142,632,679	117,435,352
Admiral Shares	(20,584,819)	(1,393,046)
Institutional Select Shares	(208,786,900)	16,133,970
Net Increase (Decrease) from Capital Share Transactions	(87,385,749)	131,404,534
Total Increase (Decrease)	130,043,052	369,983,959
Net Assets
Beginning of Period	1,350,331,927	980,347,968
End of Period	1,480,374,979	1,350,331,927

See accompanying Notes, which are an integral part of the Financial Statements.
12

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$542.84	$440.05	$354.17	$439.86	$346.60
Investment Operations
Net Investment Income[1]	6.424	6.147	5.990	5.605	4.910
Net Realized and Unrealized Gain (Loss) on Investments	89.150	102.834	85.860	(85.733)	93.389
Total from Investment Operations	95.574	108.981	91.850	(80.128)	98.299
Distributions
Dividends from Net Investment Income	(6.474)	(6.191)	(5.970)	(5.562)	(5.039)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.474)	(6.191)	(5.970)	(5.562)	(5.039)
Net Asset Value, End of Period	$631.94	$542.84	$440.05	$354.17	$439.86
Total Return[2]	17.71%	24.84%	26.11%	-18.23%	28.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,855	$3,059	$3,177	$3,093	$4,512
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]	0.14%[3]	0.14%[3]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.23%	1.52%	1.47%	1.25%
Portfolio Turnover Rate[4]	2%	2%	2%	2%	2%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$538.61	$436.63	$351.41	$436.47	$343.93
Investment Operations
Net Investment Income[1]	7.029	6.701	6.412	6.012	5.353
Net Realized and Unrealized Gain (Loss) on Investments	88.449	101.983	85.165	(85.125)	92.624
Total from Investment Operations	95.478	108.684	91.577	(79.113)	97.977
Distributions
Dividends from Net Investment Income	(7.068)	(6.704)	(6.357)	(5.947)	(5.437)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(7.068)	(6.704)	(6.357)	(5.947)	(5.437)
Net Asset Value, End of Period	$627.02	$538.61	$436.63	$351.41	$436.47
Total Return[2]	17.84%	24.98%	26.25%	-18.15%	28.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$839,088	$584,624	$372,051	$262,211	$279,850
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[3]	0.03%[3]	0.03%[3]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.34%	1.63%	1.60%	1.36%
Portfolio Turnover Rate[4]	2%	2%	2%	2%	2%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$542.76	$439.99	$354.11	$439.83	$346.57
Investment Operations
Net Investment Income[1]	7.002	6.676	6.404	6.000	5.326
Net Realized and Unrealized Gain (Loss) on Investments	89.142	102.799	85.843	(85.767)	93.371
Total from Investment Operations	96.144	109.475	92.247	(79.767)	98.697
Distributions
Dividends from Net Investment Income	(7.064)	(6.705)	(6.367)	(5.953)	(5.437)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(7.064)	(6.705)	(6.367)	(5.953)	(5.437)
Net Asset Value, End of Period	$631.84	$542.76	$439.99	$354.11	$439.83
Total Return[2]	17.83%	24.97%	26.24%	-18.15%	28.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$632,222	$562,187	$456,812	$367,498	$453,239
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[3]	0.04%[3]	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.33%	1.62%	1.58%	1.35%
Portfolio Turnover Rate[4]	2%	2%	2%	2%	2%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$287.75	$233.22	$187.66	$233.06	$183.64
Investment Operations
Net Investment Income[1]	3.774	3.623	3.462	3.249	2.885
Net Realized and Unrealized Gain (Loss) on Investments	47.293	54.488	45.493	(45.458)	49.478
Total from Investment Operations	51.067	58.111	48.955	(42.209)	52.363
Distributions
Dividends from Net Investment Income	(3.807)	(3.581)	(3.395)	(3.191)	(2.943)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.807)	(3.581)	(3.395)	(3.191)	(2.943)
Net Asset Value, End of Period	$335.01	$287.75	$233.22	$187.66	$233.06
Total Return	17.86%	25.00%	26.28%	-18.13%	28.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,210	$200,461	$148,309	$111,968	$118,481
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[2]	0.01%[2]	0.01%[2]	0.01%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.36%	1.65%	1.62%	1.38%
Portfolio Turnover Rate[3]	2%	2%	2%	2%	2%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
17

500 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $35,071,000, representing less than 0.01% of the fund’s net assets and 14.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
18

500 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,476,721,793	—	—	1,476,721,793
Temporary Cash Investments	3,088,465	—	—	3,088,465
Total	1,479,810,258	—	—	1,479,810,258
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,669	—	—	2,669
Swap Contracts	—	736	—	736
Total	2,669	736	—	3,405
Liabilities
Swap Contracts	—	(60,425)	—	(60,425)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	313,277,637
Total Distributable Earnings (Loss)	(313,277,637)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	168,906
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	460,005,890
Capital Loss Carryforwards	(27,356,848)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	432,817,948
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	17,262,203	15,953,975
Long-Term Capital Gains	—	—
Total	17,262,203	15,953,975
*	Includes short-term capital gains, if any.
19

500 Index Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,019,804,368
Gross Unrealized Appreciation	497,287,514
Gross Unrealized Depreciation	(37,281,624)
Net Unrealized Appreciation (Depreciation)	460,005,890
E.	During the year ended December 31, 2025, the fund purchased $43,428,958,000 of investment securities and sold $33,500,503,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $361,947,696,000 and $459,698,825,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $1,463,364,000 and sales were $2,864,699,000, resulting in net realized loss of $1,045,345,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	148,086	263	166,401	331
Issued in Lieu of Cash Distributions	32,197	55	37,964	74
Redeemed	(826,992)	(1,435)	(976,107)	(1,989)
Net Increase (Decrease)—Investor Shares	(646,709)	(1,117)	(771,742)	(1,584)
ETF Shares
Issued	379,844,027	657,115	224,894,779	440,252
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(237,211,348)	(404,325)	(107,459,427)	(206,925)
Net Increase (Decrease)—ETF Shares	142,632,679	252,790	117,435,352	233,327
Admiral Shares
Issued	44,770,889	79,357	46,155,954	92,644
Issued in Lieu of Cash Distributions	6,222,323	10,678	6,056,945	11,734
Redeemed	(71,578,031)	(125,238)	(53,605,945)	(106,815)
Net Increase (Decrease)—Admiral Shares	(20,584,819)	(35,203)	(1,393,046)	(2,437)
Institutional Select Shares
Issued	32,516,318	110,023	42,156,771	150,767
Issued in Lieu of Cash Distributions	1,425,328	4,883	2,413,955	8,810
Redeemed	(242,728,546)	(793,023)	(28,436,756)	(98,846)
Net Increase (Decrease)—Institutional Select Shares	(208,786,900)	(678,117)	16,133,970	60,731
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
20

500 Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
22

Tax information (unaudited)
For corporate shareholders, 93.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $16,771,951,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $53,719,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $490,252,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q400 022026
23

Financial Statements
For the year ended December 31, 2025
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
Growth Index Fund	1
Value Index Fund	17
Large-Cap Index Fund	34
Report of Independent Registered Public Accounting Firm	54
Tax information	55

Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
	Ecolab Inc.	2,921,557	766,967
	Fastenal Co.	13,625,383	546,787
			1,313,754
Consumer Discretionary (16.0%)
*	Amazon.com Inc.	69,938,391	16,143,179
*	Tesla Inc.	29,593,095	13,308,607
*	Netflix Inc.	44,820,157	4,202,338
	Costco Wholesale Corp.	4,692,889	4,046,866
	McDonald's Corp.	7,639,408	2,334,832
	Booking Holdings Inc.	349,028	1,869,160
	TJX Cos. Inc.	12,042,651	1,849,872
*	Uber Technologies Inc.	22,398,152	1,830,153
	Starbucks Corp.	12,656,375	1,065,793
*	O'Reilly Automotive Inc.	9,491,410	865,712
	Hilton Worldwide Holdings Inc.	2,675,337	768,491
	Marriott International Inc. Class A	2,472,692	767,128
*	Carvana Co.	1,572,497	663,625
*	AutoZone Inc.	191,354	648,977
*	Airbnb Inc. Class A	4,543,635	616,662
*	Chipotle Mexican Grill Inc.	15,812,065	585,046
*	Roblox Corp. Class A	7,198,369	583,284
*	Take-Two Interactive Software Inc.	2,107,566	539,600
	Yum! Brands Inc.	3,369,412	509,725
	Royal Caribbean Cruises Ltd.	1,546,796	431,432
*	Copart Inc.	10,861,034	425,210
*	Flutter Entertainment plc	1,972,003	424,060
	Expedia Group Inc.	1,481,446	419,708
*	Live Nation Entertainment Inc.	2,207,882	314,623
*	Lululemon Athletica Inc.	1,486,892	308,991
	Las Vegas Sands Corp.	4,213,197	274,237
	Rollins Inc.	4,410,784	264,735
*	Trade Desk Inc. Class A	6,317,795	239,824
*	Burlington Stores Inc.	582,926	168,378
			56,470,248
Consumer Staples (0.2%)
*	Monster Beverage Corp.	8,062,228	618,131
Energy (0.4%)
	Targa Resources Corp.	2,618,678	483,146
	EQT Corp.	4,389,453	235,275
*	First Solar Inc.	800,142	209,021
	Coterra Energy Inc.	6,298,695	165,782
	Texas Pacific Land Corp.	530,028	152,235
[1]	Venture Global Inc. Class A	6,245,099	42,591
			1,288,050
Financials (2.4%)
	S&P Global Inc.	3,367,443	1,759,792
	Blackstone Inc.	8,145,875	1,255,605
*	Robinhood Markets Inc. Class A	8,714,506	985,611
	Moody's Corp.	1,718,815	878,057
	Apollo Global Management Inc.	4,732,908	685,136
*	Coinbase Global Inc. Class A	2,514,219	568,565
	MSCI Inc.	872,073	500,334
	Ares Management Corp. Class A	2,563,881	414,400
	LPL Financial Holdings Inc.	1,020,100	364,349
	Interactive Brokers Group Inc. Class A	3,278,644	210,850
	Broadridge Financial Solutions Inc.	906,941	202,402
	Tradeweb Markets Inc. Class A	1,856,730	199,673

Growth Index Fund
		Shares	Market Value• ($000)
	Brown & Brown Inc.	2,396,526	191,003
[1]	Blue Owl Capital Inc.	7,731,216	115,504
			8,331,281
Health Care (5.5%)
	Eli Lilly & Co.	8,929,575	9,596,436
*	Intuitive Surgical Inc.	3,812,273	2,159,119
*	Boston Scientific Corp.	16,149,155	1,539,822
	Stryker Corp.	3,774,802	1,326,729
*	Vertex Pharmaceuticals Inc.	2,794,426	1,266,881
*	IDEXX Laboratories Inc.	928,630	628,246
*	Alnylam Pharmaceuticals Inc.	1,527,125	607,261
	ResMed Inc.	1,790,002	431,158
*	Veeva Systems Inc. Class A	1,826,743	407,784
*	Dexcom Inc.	5,118,437	339,711
	Zoetis Inc.	2,649,104	333,310
	West Pharmaceutical Services Inc.	996,888	274,284
*	Insmed Inc.	1,450,214	252,395
*	Waters Corp.	485,722	184,492
*	Insulet Corp.	594,090	168,864
*,2	ABIOMED Inc. CVR	15	—
			19,516,492
Industrials (7.3%)
	Visa Inc. Class A	17,339,809	6,081,244
	Mastercard Inc. Class A	8,480,755	4,841,493
	GE Vernova Inc.	2,935,376	1,918,474
*	Boeing Co.	8,498,917	1,845,285
	General Electric Co.	5,462,065	1,682,480
	Howmet Aerospace Inc.	4,550,129	932,868
	Sherwin-Williams Co.	2,660,566	862,103
	TransDigm Group Inc.	637,973	848,408
	Cintas Corp.	3,928,458	738,825
	Quanta Services Inc.	1,703,423	718,947
	Automatic Data Processing Inc.	2,370,898	609,866
	WW Grainger Inc.	541,453	546,353
*	Axon Enterprise Inc.	906,414	514,780
*	Fair Isaac Corp.	273,061	461,642
	Vulcan Materials Co.	1,610,905	459,462
*	Block Inc. (XNYS)	6,836,624	444,996
	Verisk Analytics Inc.	1,764,319	394,661
	Old Dominion Freight Line Inc.	2,406,012	377,263
*	Mettler-Toledo International Inc.	261,661	364,805
	Martin Marietta Materials Inc.	424,850	264,537
	Paychex Inc.	2,304,437	258,512
	HEICO Corp. Class A	954,476	240,938
	Equifax Inc.	964,519	209,281
	HEICO Corp.	521,385	168,715
*	Symbotic Inc.	1,504,600	89,524
			25,875,462
Real Estate (1.1%)
	Welltower Inc.	7,486,828	1,389,630
	Equinix Inc.	1,115,987	855,025
	American Tower Corp.	2,825,155	496,012
*	CoStar Group Inc.	5,431,335	365,203
	Realty Income Corp.	5,973,454	336,724
	SBA Communications Corp.	1,475,624	285,430
			3,728,024
Technology (65.8%)
	NVIDIA Corp.	240,795,130	44,908,292
	Apple Inc.	154,134,683	41,903,055
	Microsoft Corp.	77,546,841	37,503,203
	Alphabet Inc. Class A	60,711,047	19,002,558
	Alphabet Inc. Class C	47,958,901	15,049,503
	Meta Platforms Inc. Class A	22,784,171	15,039,603
	Broadcom Inc.	41,136,111	14,237,208
*	Palantir Technologies Inc. Class A	22,981,577	4,084,975
*	Advanced Micro Devices Inc.	17,272,834	3,699,150
	Oracle Corp.	18,131,940	3,534,096
	Salesforce Inc.	9,684,593	2,565,546

Growth Index Fund
		Shares	Market Value• ($000)
	Lam Research Corp.	13,517,253	2,313,883
	Intuit Inc.	3,000,895	1,987,853
*	AppLovin Corp. Class A	2,662,867	1,794,293
	Amphenol Corp. Class A	13,244,931	1,789,920
	KLA Corp.	1,425,394	1,731,968
*	ServiceNow Inc.	11,209,370	1,717,163
*	Adobe Inc.	4,559,531	1,595,790
*	Palo Alto Networks Inc.	7,607,230	1,401,252
*	Crowdstrike Holdings Inc. Class A	2,618,183	1,227,299
	Applied Materials Inc.	4,406,720	1,132,483
*	Synopsys Inc.	2,082,883	978,372
*	Cadence Design Systems Inc.	3,040,061	950,262
	Texas Instruments Inc.	5,110,810	886,674
*	DoorDash Inc. Class A	3,904,916	884,385
	Marvell Technology Inc.	9,678,570	822,485
*	Snowflake Inc.	3,654,750	801,706
*	Autodesk Inc.	2,433,681	720,394
	Vertiv Holdings Co. Class A	4,348,325	704,472
*	Cloudflare Inc. Class A	3,463,693	682,867
*	Fortinet Inc.	7,380,011	586,047
*	Workday Inc. Class A	2,533,203	544,081
*	Datadog Inc. Class A	3,846,779	523,124
	Monolithic Power Systems Inc.	545,882	494,766
*	MongoDB Inc.	973,966	408,764
*	Reddit Inc. Class A	1,659,893	381,560
	Seagate Technology Holdings plc	1,360,415	374,645
*	Atlassian Corp. Ltd. Class A	2,184,435	354,184
*	Zscaler Inc.	1,364,613	306,929
*,1	CoreWeave Inc. Class A	4,004,562	286,767
*	HubSpot Inc.	700,918	281,278
	VeriSign Inc.	1,146,941	278,649
*	Strategy Inc.	1,780,866	270,603
*	Tyler Technologies Inc.	595,957	270,535
*	GoDaddy Inc. Class A	1,947,462	241,641
	Teradyne Inc.	1,161,021	224,727
*	Pinterest Inc. Class A	8,487,972	219,754
*	Super Micro Computer Inc. (XNGS)	7,284,362	213,213
			231,911,977
Telecommunications (0.7%)
*	Arista Networks Inc.	11,030,547	1,445,333
	T-Mobile US Inc.	2,660,296	540,146
	Motorola Solutions Inc.	1,052,136	403,305
			2,388,784
Utilities (0.1%)
	Waste Connections Inc. (XTSE)	3,066,442	537,731
Total Common Stocks (Cost $159,296,186)			351,979,934
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $541,862)	5,418,737	541,873
Total Investments (100.1%) (Cost $159,838,048)			352,521,807
Other Assets and Liabilities—Net (-0.1%)			(197,697)
Net Assets (100%)			352,324,110
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,111.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $63,019 was received for securities on loan.
CVR—Contingent Value Rights.

Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2026	428	217,910	(1,428)
E-mini S&P 500 Index	March 2026	126	43,423	151
				(1,277)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/2026	BANA	157,975	(3.630)	—	(1,941)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $159,296,186)	351,979,934
Affiliated Issuers (Cost $541,862)	541,873
Total Investments in Securities	352,521,807
Investment in Vanguard	8,374
Cash	116
Cash Collateral Pledged—Futures Contracts	28,475
Receivables for Investment Securities Sold	298
Receivables for Accrued Income	40,832
Receivables for Capital Shares Issued	113,425
Total Assets	352,713,327
Liabilities
Payables for Investment Securities Purchased	1,208
Collateral for Securities on Loan	63,019
Payables for Capital Shares Redeemed	312,757
Payables to Vanguard	6,694
Variation Margin Payable—Futures Contracts	3,598
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,941
Total Liabilities	389,217
Net Assets	352,324,110
1 Includes $55,111 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	176,252,855
Total Distributable Earnings (Loss)	176,071,255
Net Assets	352,324,110

Investor Shares—Net Assets
Applicable to 1,938,234 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	486,937
Net Asset Value Per Share—Investor Shares	$251.23

ETF Shares—Net Assets
Applicable to 417,130,596 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	203,513,076
Net Asset Value Per Share—ETF Shares	$487.89

Admiral™ Shares—Net Assets
Applicable to 409,825,713 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,923,714
Net Asset Value Per Share—Admiral Shares	$251.14

Institutional Shares—Net Assets
Applicable to 180,766,572 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,400,383
Net Asset Value Per Share—Institutional Shares	$251.15

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	1,509,655
Interest[2]	13,625
Securities Lending—Net	20,576
Total Income	1,543,856
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,139
Management and Administrative—Investor Shares	770
Management and Administrative—ETF Shares	53,666
Management and Administrative—Admiral Shares	39,989
Management and Administrative—Institutional Shares	14,398
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—ETF Shares	6,975
Marketing and Distribution—Admiral Shares	4,150
Marketing and Distribution—Institutional Shares	1,069
Custodian Fees	1,537
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	4,348
Shareholders’ Reports and Proxy Fees—Admiral Shares	573
Shareholders’ Reports and Proxy Fees—Institutional Shares	107
Trustees’ Fees and Expenses	179
Other Expenses	72
Total Expenses	134,028
Net Investment Income	1,409,828
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	19,036,651
Futures Contracts	49,073
Swap Contracts	14,449
Foreign Currencies	—
Realized Net Gain (Loss)	19,100,173
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	36,754,261
Futures Contracts	393
Swap Contracts	(1,680)
Change in Unrealized Appreciation (Depreciation)	36,752,974
Net Increase (Decrease) in Net Assets Resulting from Operations	57,262,975
1	Dividends are net of foreign withholding taxes of $580.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,797, $54, and ($46), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $22,605,387 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,409,828	1,245,609
Realized Net Gain (Loss)	19,100,173	14,411,043
Change in Unrealized Appreciation (Depreciation)	36,752,974	52,171,819
Net Increase (Decrease) in Net Assets Resulting from Operations	57,262,975	67,828,471
Distributions
Investor Shares	(1,528)	(1,780)
ETF Shares	(811,017)	(692,274)
Admiral Shares	(420,168)	(410,384)
Institutional Shares	(189,176)	(180,563)
Total Distributions	(1,421,889)	(1,285,001)
Capital Share Transactions
Investor Shares	(82,576)	(52,184)
ETF Shares	15,789,703	16,028,719
Admiral Shares	(3,159,098)	222,084
Institutional Shares	(1,040,740)	1,684,120
Net Increase (Decrease) from Capital Share Transactions	11,507,289	17,882,739
Total Increase (Decrease)	67,348,375	84,426,209
Net Assets
Beginning of Period	284,975,735	200,549,526
End of Period	352,324,110	284,975,735

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$211.29	$160.06	$109.76	$165.20	$130.50
Investment Operations
Net Investment Income[1]	.732	.713	.735	.638	.565
Net Realized and Unrealized Gain (Loss) on Investments	39.946	51.257	50.316	(55.480)	34.731
Total from Investment Operations	40.678	51.970	51.051	(54.842)	35.296
Distributions
Dividends from Net Investment Income	(.738)	(.740)	(.751)	(.598)	(.596)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.738)	(.740)	(.751)	(.598)	(.596)
Net Asset Value, End of Period	$251.23	$211.29	$160.06	$109.76	$165.20
Total Return[2]	19.29%	32.50%	46.60%	-33.22%	27.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$487	$487	$415	$345	$692
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	0.33%	0.38%	0.54%	0.50%	0.39%
Portfolio Turnover Rate[4]	12%	11%	5%	5%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$410.34	$310.82	$213.14	$320.83	$253.44
Investment Operations
Net Investment Income[1]	2.001	1.869	1.786	1.584	1.483
Net Realized and Unrealized Gain (Loss) on Investments	77.560	99.564	97.696	(107.775)	67.447
Total from Investment Operations	79.561	101.433	99.482	(106.191)	68.930
Distributions
Dividends from Net Investment Income	(2.011)	(1.913)	(1.802)	(1.499)	(1.540)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.011)	(1.913)	(1.802)	(1.499)	(1.540)
Net Asset Value, End of Period	$487.89	$410.34	$310.82	$213.14	$320.83
Total Return	19.44%	32.68%	46.78%	-33.13%	27.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203,513	$155,885	$104,484	$68,198	$90,506
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.51%	0.67%	0.64%	0.52%
Portfolio Turnover Rate[3]	12%	11%	5%	5%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$211.22	$160.00	$109.72	$165.15	$130.46
Investment Operations
Net Investment Income[1]	1.005	.941	.905	.799	.748
Net Realized and Unrealized Gain (Loss) on Investments	39.927	51.245	50.289	(55.471)	34.720
Total from Investment Operations	40.932	52.186	51.194	(54.672)	35.468
Distributions
Dividends from Net Investment Income	(1.012)	(.966)	(.914)	(.758)	(.778)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.012)	(.966)	(.914)	(.758)	(.778)
Net Asset Value, End of Period	$251.14	$211.22	$160.00	$109.72	$165.15
Total Return[2]	19.43%	32.66%	46.77%	-33.14%	27.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102,924	$89,498	$67,555	$45,295	$68,372
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.50%	0.66%	0.63%	0.51%
Portfolio Turnover Rate[4]	12%	11%	5%	5%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$211.23	$160.00	$109.72	$165.16	$130.47
Investment Operations
Net Investment Income[1]	1.028	.961	.920	.812	.762
Net Realized and Unrealized Gain (Loss) on Investments	39.926	51.253	50.288	(55.481)	34.721
Total from Investment Operations	40.954	52.214	51.208	(54.669)	35.483
Distributions
Dividends from Net Investment Income	(1.034)	(.984)	(.928)	(.771)	(.793)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.034)	(.984)	(.928)	(.771)	(.793)
Net Asset Value, End of Period	$251.15	$211.23	$160.00	$109.72	$165.16
Total Return	19.44%	32.68%	46.78%	-33.14%	27.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,400	$39,106	$28,096	$18,465	$27,688
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.51%	0.67%	0.64%	0.52%
Portfolio Turnover Rate[3]	12%	11%	5%	5%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Growth Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $8,374,000, representing less than 0.01% of the fund’s net assets and 3.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Growth Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	351,979,934	—	—	351,979,934
Temporary Cash Investments	541,873	—	—	541,873
Total	352,521,807	—	—	352,521,807
Derivative Financial Instruments
Assets
Futures Contracts[1]	151	—	—	151
Liabilities
Futures Contracts[1]	(1,428)	—	—	(1,428)
Swap Contracts	—	(1,941)	—	(1,941)
Total	(1,428)	(1,941)	—	(3,369)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	22,617,374
Total Distributable Earnings (Loss)	(22,617,374)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,875
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	192,596,408
Capital Loss Carryforwards	(16,534,028)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	176,071,255
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,421,889	1,285,001
Long-Term Capital Gains	—	—
Total	1,421,889	1,285,001
*	Includes short-term capital gains, if any.

Growth Index Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	159,925,399
Gross Unrealized Appreciation	195,885,125
Gross Unrealized Depreciation	(3,288,717)
Net Unrealized Appreciation (Depreciation)	192,596,408
E.	During the year ended December 31, 2025, the fund purchased $38,424,565,000 of investment securities and sold $40,380,795,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $44,722,307,000 and $31,228,789,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $5,654,010,000 and sales were $9,397,630,000, resulting in net realized loss of $1,128,909,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	58,869	267	61,284	332
Issued in Lieu of Cash Distributions	1,528	7	1,780	9
Redeemed	(142,973)	(640)	(115,248)	(629)
Net Increase (Decrease)—Investor Shares	(82,576)	(366)	(52,184)	(288)
ETF Shares
Issued	47,824,750	108,660	38,014,914	101,467
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,035,047)	(71,425)	(21,986,195)	(57,725)
Net Increase (Decrease)—ETF Shares	15,789,703	37,235	16,028,719	43,742
Admiral Shares
Issued	11,830,863	53,433	11,543,561	62,150
Issued in Lieu of Cash Distributions	374,956	1,647	367,116	1,870
Redeemed	(15,364,917)	(68,973)	(11,688,593)	(62,531)
Net Increase (Decrease)—Admiral Shares	(3,159,098)	(13,893)	222,084	1,489
Institutional Shares
Issued	5,201,491	23,256	5,575,624	30,102
Issued in Lieu of Cash Distributions	182,214	801	174,462	888
Redeemed	(6,424,445)	(28,425)	(4,065,966)	(21,450)
Net Increase (Decrease)—Institutional Shares	(1,040,740)	(4,368)	1,684,120	9,540
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Growth Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (2.2%)
	Linde plc	4,298,275	1,832,741
	Newmont Corp. (XNYS)	10,045,159	1,003,009
	Freeport-McMoRan Inc.	13,217,791	671,332
	Air Products & Chemicals Inc.	2,048,977	506,138
	Nucor Corp.	2,001,327	326,436
	International Paper Co.	4,860,666	191,462
	International Flavors & Fragrances Inc.	2,239,539	150,923
	Steel Dynamics Inc.	638,508	108,195
	LyondellBasell Industries NV Class A	1,185,074	51,314
			4,841,550
Consumer Discretionary (9.0%)
	Walmart Inc.	40,364,913	4,497,055
	Home Depot Inc.	9,163,751	3,153,247
	Walt Disney Co.	16,434,283	1,869,728
	Lowe's Cos. Inc.	5,163,564	1,245,245
	General Motors Co.	8,587,166	698,308
	NIKE Inc. Class B	10,947,779	697,483
*	Warner Bros Discovery Inc.	21,669,747	624,522
	Ross Stores Inc.	2,993,787	539,301
	Ford Motor Co.	36,025,814	472,659
	Electronic Arts Inc.	2,302,341	470,437
	Delta Air Lines Inc.	6,010,604	417,136
	Target Corp.	4,168,099	407,432
	eBay Inc.	4,160,662	362,394
	DR Horton Inc.	2,419,570	348,491
*	United Airlines Holdings Inc.	3,016,508	337,306
	Royal Caribbean Cruises Ltd.	1,129,692	315,094
	Garmin Ltd.	1,504,891	305,267
*	Carnival Corp.	9,672,622	295,402
	Dollar General Corp.	2,026,011	268,993
*	Ulta Beauty Inc.	412,732	249,707
	Tractor Supply Co.	4,864,042	243,251
*	Dollar Tree Inc.	1,783,637	219,405
	PulteGroup Inc.	1,794,180	210,386
	Estee Lauder Cos. Inc. Class A	1,945,418	203,724
	Lennar Corp. Class A	1,950,705	200,532
	Darden Restaurants Inc.	1,070,807	197,050
	Southwest Airlines Co.	4,760,544	196,753
*	NVR Inc.	24,752	180,511
	Genuine Parts Co.	1,280,532	157,454
	Fox Corp. Class A	1,714,819	125,302
	Fox Corp. Class B	1,314,635	85,359
	News Corp. Class A	2,236,460	58,416
	News Corp. Class B	98,135	2,908
	Lennar Corp. Class B	15,602	1,484
			19,657,742
Consumer Staples (8.0%)
	Procter & Gamble Co.	21,509,857	3,082,578
	Philip Morris International Inc.	14,329,078	2,298,384
	Coca-Cola Co.	31,677,391	2,214,566
	PepsiCo Inc.	12,586,410	1,806,402
	McKesson Corp.	1,136,158	931,979
	CVS Health Corp.	11,685,253	927,342
	Altria Group Inc.	15,452,373	890,984
	Mondelez International Inc. Class A	11,877,928	639,389
	Colgate-Palmolive Co.	7,419,962	586,325
	Cencora Inc.	1,696,403	572,960
	Corteva Inc.	6,287,243	421,434
	Keurig Dr Pepper Inc.	11,880,445	332,771

Value Index Fund
		Shares	Market Value• ($000)
	Sysco Corp.	4,407,956	324,822
	Kimberly-Clark Corp.	3,054,741	308,193
	Kenvue Inc.	17,634,988	304,203
	Kroger Co.	4,490,011	280,536
	Archer-Daniels-Midland Co.	4,423,677	254,317
	Hershey Co.	1,363,935	248,209
	General Mills Inc.	4,910,090	228,319
	Church & Dwight Co. Inc.	2,210,506	185,351
	Kraft Heinz Co.	7,627,025	184,955
	Constellation Brands Inc. Class A	1,288,742	177,795
	McCormick & Co. Inc.	2,331,107	158,772
	Tyson Foods Inc. Class A	2,605,521	152,736
			17,513,322
Energy (6.6%)
	Exxon Mobil Corp.	38,819,372	4,671,523
	Chevron Corp.	17,607,934	2,683,625
	ConocoPhillips	11,374,919	1,064,806
	Williams Cos. Inc.	11,241,460	675,724
	SLB Ltd.	13,751,580	527,786
	EOG Resources Inc.	4,994,742	524,498
	Phillips 66	3,708,873	478,593
	Kinder Morgan Inc.	17,407,316	478,527
	Valero Energy Corp.	2,807,689	457,064
	Marathon Petroleum Corp.	2,767,117	450,016
	ONEOK Inc.	5,792,061	425,717
	Baker Hughes Co.	9,083,234	413,650
	Cheniere Energy Inc.	1,981,218	385,129
	Occidental Petroleum Corp.	6,801,691	279,686
	Diamondback Energy Inc.	1,714,397	257,725
	Devon Energy Corp.	5,774,331	211,514
	Halliburton Co.	6,972,398	197,040
	Coterra Energy Inc.	3,329,097	87,622
			14,270,245
Financials (22.9%)
	JPMorgan Chase & Co.	24,058,635	7,752,173
*	Berkshire Hathaway Inc. Class B	14,371,031	7,223,599
	Bank of America Corp.	58,498,091	3,217,395
	Wells Fargo & Co.	28,895,465	2,693,057
	Goldman Sachs Group Inc.	2,645,927	2,325,770
	Morgan Stanley	10,972,341	1,947,920
	Citigroup Inc.	15,820,394	1,846,082
	Charles Schwab Corp.	15,539,060	1,552,507
	Blackrock Inc.	1,285,335	1,375,745
*	Berkshire Hathaway Inc. Class A	1,773	1,338,260
	Progressive Corp.	5,397,862	1,229,201
	Chubb Ltd.	3,260,495	1,017,666
	CME Group Inc.	3,319,348	906,448
	Intercontinental Exchange Inc.	5,248,572	850,059
	Marsh & McLennan Cos. Inc.	4,509,691	836,638
	KKR & Co. Inc.	6,153,722	784,476
	US Bancorp	14,308,737	763,514
	PNC Financial Services Group Inc.	3,609,823	753,478
	Bank of New York Mellon Corp.	6,419,252	745,211
	Aon plc Class A (XNYS)	1,879,540	663,252
	Arthur J Gallagher & Co.	2,363,879	611,748
	Travelers Cos. Inc.	2,053,310	595,583
	Truist Financial Corp.	11,775,646	579,480
	Aflac Inc.	4,824,602	532,009
	Allstate Corp.	2,408,799	501,392
	Nasdaq Inc.	4,730,566	459,480
	American International Group Inc.	4,966,886	424,917
	Ameriprise Financial Inc.	855,248	419,362
	MetLife Inc.	5,155,366	406,965
	Prudential Financial Inc.	3,221,817	363,679
	Hartford Insurance Group Inc.	2,564,984	353,455
	State Street Corp.	2,442,591	315,119
*	Arch Capital Group Ltd.	3,171,147	304,176
	Willis Towers Watson plc	881,353	289,613
	M&T Bank Corp.	1,414,717	285,037

Value Index Fund
		Shares	Market Value• ($000)
	Fifth Third Bancorp	6,084,705	284,825
	Raymond James Financial Inc.	1,629,408	261,667
	Huntington Bancshares Inc.	14,411,254	250,035
	Cboe Global Markets Inc.	963,249	241,776
*	Markel Group Inc.	110,216	236,926
	Cincinnati Financial Corp.	1,436,237	234,566
	Northern Trust Corp.	1,653,769	225,888
	Citizens Financial Group Inc.	3,755,676	219,369
	Regions Financial Corp.	8,071,548	218,739
	KeyCorp	10,060,713	207,653
	T Rowe Price Group Inc.	2,008,877	205,669
	W R Berkley Corp.	2,623,649	183,970
	Principal Financial Group Inc.	2,022,290	178,386
	Rocket Cos. Inc. Class A	8,456,479	163,717
	Loews Corp.	1,521,991	160,281
	Interactive Brokers Group Inc. Class A	1,947,345	125,234
	Broadridge Financial Solutions Inc.	537,281	119,905
	Brown & Brown Inc.	1,335,647	106,451
	Corebridge Financial Inc.	1,276,098	38,500
			49,928,023
Health Care (14.8%)
	Johnson & Johnson	22,177,800	4,589,696
	AbbVie Inc.	16,268,909	3,717,283
	UnitedHealth Group Inc.	8,338,307	2,752,558
	Merck & Co. Inc.	22,847,236	2,404,900
	Abbott Laboratories	16,006,444	2,005,447
	Thermo Fisher Scientific Inc.	3,458,435	2,003,990
	Amgen Inc.	4,956,787	1,622,406
	Gilead Sciences Inc.	11,420,603	1,401,765
	Danaher Corp.	5,851,746	1,339,582
	Pfizer Inc.	52,337,403	1,303,201
	Medtronic plc	11,801,095	1,133,613
	Bristol-Myers Squibb Co.	18,739,156	1,010,790
	Elevance Health Inc.	2,045,732	717,131
	Regeneron Pharmaceuticals Inc.	903,212	697,162
	HCA Healthcare Inc.	1,470,337	686,441
	Cigna Group	2,458,913	676,767
	Becton Dickinson & Co.	2,627,360	509,892
*	Edwards Lifesciences Corp.	5,341,703	455,380
	Cardinal Health Inc.	2,187,074	449,444
	Agilent Technologies Inc.	2,605,503	354,531
*	IQVIA Holdings Inc.	1,489,280	335,699
	GE HealthCare Technologies Inc.	3,983,417	326,720
	Humana Inc.	1,107,075	283,555
*	Biogen Inc.	1,350,469	237,669
	Zoetis Inc.	1,825,480	229,682
	STERIS plc	903,493	229,054
	Labcorp Holdings Inc.	763,140	191,457
	Quest Diagnostics Inc.	1,023,935	177,683
	Zimmer Biomet Holdings Inc.	1,824,317	164,043
*	Waters Corp.	274,009	104,077
*	Centene Corp.	2,262,285	93,093
*	Medline Inc. Class A	1,895,883	79,627
			32,284,338
Industrials (16.5%)
	Caterpillar Inc.	4,307,850	2,467,838
	RTX Corp.	12,341,920	2,263,508
	American Express Co.	4,438,624	1,642,069
	Accenture plc Class A	5,733,445	1,538,283
	General Electric Co.	4,612,046	1,420,649
	Capital One Financial Corp.	5,851,986	1,418,287
	Union Pacific Corp.	5,460,153	1,263,043
	Honeywell International Inc.	5,844,128	1,140,131
	Eaton Corp. plc	3,575,167	1,138,726
	Deere & Co.	2,364,000	1,100,608
	Lockheed Martin Corp.	2,130,070	1,030,251
	Parker-Hannifin Corp.	1,161,488	1,020,902
	Trane Technologies plc	2,041,148	794,415
	3M Co.	4,889,900	782,873

Value Index Fund
		Shares	Market Value• ($000)
	CRH plc	6,167,173	769,663
	General Dynamics Corp.	2,237,830	753,388
	Northrop Grumman Corp.	1,313,775	749,128
	Emerson Electric Co.	5,171,464	686,357
	United Parcel Service Inc. Class B (XNYS)	6,802,378	674,728
	Johnson Controls International plc	5,625,571	673,662
	Cummins Inc.	1,270,645	648,601
	Illinois Tool Works Inc.	2,536,960	624,853
	CSX Corp.	17,141,185	621,368
	Norfolk Southern Corp.	2,065,481	596,346
	FedEx Corp.	1,954,805	564,665
	PACCAR Inc.	4,834,481	529,424
	L3Harris Technologies Inc.	1,721,866	505,488
	PayPal Holdings Inc.	8,612,984	502,826
	Automatic Data Processing Inc.	1,861,517	478,838
	United Rentals Inc.	585,739	474,050
	AMETEK Inc.	2,119,108	435,074
	Rockwell Automation Inc.	1,033,528	402,115
	Ferguson Enterprises Inc.	1,804,043	401,634
	Carrier Global Corp.	7,364,959	389,164
	Westinghouse Air Brake Technologies Corp.	1,573,742	335,915
*	Fiserv Inc.	4,951,234	332,574
*	Keysight Technologies Inc.	1,575,974	320,222
	Fidelity National Information Services Inc.	4,767,176	316,827
	Otis Worldwide Corp.	3,587,405	313,360
	Xylem Inc.	2,241,135	305,198
	Ingersoll Rand Inc. (XYNS)	3,637,016	288,124
	Synchrony Financial	3,315,538	276,615
	Dover Corp.	1,262,551	246,500
*	Teledyne Technologies Inc.	432,119	220,696
	Veralto Corp.	2,171,407	216,663
	PPG Industries Inc.	2,065,598	211,641
*	Corpay Inc.	611,770	184,100
	Expeditors International of Washington Inc.	1,233,705	183,834
	Martin Marietta Materials Inc.	277,563	172,827
*	Trimble Inc.	2,190,117	171,596
	Packaging Corp. of America	828,224	170,805
	Global Payments Inc.	2,179,497	168,693
	Paychex Inc.	1,490,792	167,237
	Snap-on Inc.	478,818	165,001
	Fortive Corp.	2,923,737	161,420
	Equifax Inc.	563,266	122,217
	Hubbell Inc.	244,537	108,601
	TransUnion	893,866	76,649
	Dow Inc.	3,248,224	75,944
	Jacobs Solutions Inc.	546,561	72,397
			35,888,611
Real Estate (2.7%)
	Prologis Inc.	8,525,517	1,088,367
	Simon Property Group Inc.	2,854,909	528,472
	Digital Realty Trust Inc.	3,161,904	489,178
*	CBRE Group Inc. Class A	2,739,388	440,466
	American Tower Corp.	2,154,622	378,287
	Public Storage	1,453,652	377,223
	Crown Castle Inc.	4,008,619	356,246
	Ventas Inc.	4,323,993	334,591
	VICI Properties Inc.	9,838,416	276,656
	Extra Space Storage Inc.	1,953,763	254,419
	Realty Income Corp.	4,233,993	238,670
	AvalonBay Communities Inc.	1,303,464	236,331
	Iron Mountain Inc.	2,584,902	214,418
	Equity Residential	3,327,166	209,745
	Invitation Homes Inc.	5,360,937	148,980
	Weyerhaeuser Co.	3,318,016	78,604
	Essex Property Trust Inc.	296,502	77,589
	Mid-America Apartment Communities Inc.	538,949	74,865
			5,803,107

Value Index Fund
		Shares	Market Value• ($000)
Technology (7.8%)
	Micron Technology Inc.	10,358,868	2,956,524
	International Business Machines Corp.	8,604,337	2,548,691
	QUALCOMM Inc.	9,858,587	1,686,311
*	Intel Corp.	37,321,924	1,377,179
	Analog Devices Inc.	4,507,319	1,222,385
	Applied Materials Inc.	3,666,534	942,263
	Texas Instruments Inc.	4,182,002	725,536
	Corning Inc.	7,102,841	621,925
	TE Connectivity plc	2,707,976	616,092
	Western Digital Corp.	3,147,189	542,166
	Roper Technologies Inc.	990,878	441,069
	Dell Technologies Inc. Class C	2,946,168	370,864
	Cognizant Technology Solutions Corp. Class A	4,442,944	368,764
	Microchip Technology Inc.	4,974,819	316,995
	Hewlett Packard Enterprise Co.	12,145,702	291,740
	Seagate Technology Holdings plc	982,966	270,699
*	ON Semiconductor Corp.	3,703,881	200,565
*	Zoom Communications Inc.	2,322,425	200,402
	HP Inc.	8,603,954	191,696
	NetApp Inc.	1,789,827	191,673
*	Strategy Inc.	1,232,153	187,226
	SS&C Technologies Holdings Inc.	1,909,406	166,920
	CDW Corp.	1,198,395	163,221
	Leidos Holdings Inc.	588,473	106,161
*	Gartner Inc.	315,171	79,511
	Qnity Electronics Inc.	964,043	78,714
	Gen Digital Inc. (XNGS)	2,554,982	69,470
			16,934,762
Telecommunications (3.4%)
	Cisco Systems Inc.	32,733,142	2,521,434
	AT&T Inc.	65,259,379	1,621,043
	Verizon Communications Inc.	34,931,600	1,422,764
	Comcast Corp. Class A	33,457,209	1,000,036
	T-Mobile US Inc.	2,059,174	418,095
	Motorola Solutions Inc.	766,601	293,853
*	Charter Communications Inc. Class A	774,409	161,658
			7,438,883
Utilities (5.7%)
	NextEra Energy Inc.	18,170,587	1,458,735
	Constellation Energy Corp.	2,875,690	1,015,895
	Southern Co.	10,127,353	883,105
	Duke Energy Corp.	7,161,528	839,403
	Waste Management Inc.	3,708,362	814,764
	American Electric Power Co. Inc.	4,916,362	566,906
	Sempra	6,008,011	530,447
	Vistra Corp.	3,118,813	503,158
	Dominion Energy Inc.	7,860,364	460,539
	Exelon Corp.	9,292,726	405,070
	Xcel Energy Inc.	5,445,190	402,182
	Republic Services Inc.	1,852,276	392,553
	Entergy Corp.	4,110,894	379,970
	Public Service Enterprise Group Inc.	4,594,732	368,957
	Consolidated Edison Inc.	3,322,441	329,985
	PG&E Corp.	19,703,555	316,636
	WEC Energy Group Inc.	2,994,438	315,793
	Ameren Corp.	2,490,083	248,660
	American Water Works Co. Inc.	1,796,002	234,378
	Eversource Energy	3,453,641	232,533
	CenterPoint Energy Inc.	6,009,747	230,414
	PPL Corp.	6,468,742	226,535
	FirstEnergy Corp.	5,046,856	225,948
	Edison International	3,541,975	212,589
	DTE Energy Co.	1,625,051	209,599
	CMS Energy Corp.	2,801,347	195,898
	Alliant Energy Corp.	2,366,281	153,832
	NiSource Inc.	2,196,382	91,721

Value Index Fund
		Shares	Market Value• ($000)
	Evergy Inc.	1,057,493	76,658
			12,322,863
Total Common Stocks (Cost $151,801,037)			216,883,446
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 3.780% (Cost $669,550)	6,696,063	669,606
Total Investments (99.9%) (Cost $152,470,587)			217,553,052
Other Assets and Liabilities—Net (0.1%)			219,030
Net Assets (100%)			217,772,082
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	504	173,691	(1,157)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	111,760	(4.500)	—	(1,871)
Citigroup Inc.	8/31/2027	BANA	78,273	(4.380)	—	(2,443)
Goldman Sachs Group Inc.	8/31/2027	BANA	104,309	(4.386)	—	(3,250)
JPMorgan Chase & Co.	8/31/2027	BANA	327,910	(4.370)	—	(5,770)
Kroger Co.	2/2/2026	GSI	62,660	(3.640)	—	(275)
NetApp Inc.	8/31/2026	BANA	3,685	(4.320)	—	(115)
NextEra Energy Inc.	2/2/2026	GSI	81,650	(3.640)	—	(1,494)
					—	(15,218)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $151,801,037)	216,883,446
Affiliated Issuers (Cost $669,550)	669,606
Total Investments in Securities	217,553,052
Investment in Vanguard	5,113
Cash	7,070
Cash Collateral Pledged—Futures Contracts	9,590
Cash Collateral Pledged—Over-the-Counter Swap Contracts	11,799
Receivables for Investment Securities Sold	1,883
Receivables for Accrued Income	230,031
Receivables for Capital Shares Issued	75,762
Total Assets	217,894,300
Liabilities
Payables for Investment Securities Purchased	4,475
Payables for Capital Shares Redeemed	97,398
Payables to Vanguard	4,021
Variation Margin Payable—Futures Contracts	1,106
Unrealized Depreciation—Over-the-Counter Swap Contracts	15,218
Total Liabilities	122,218
Net Assets	217,772,082
At December 31, 2025, net assets consisted of:

Paid-in Capital	164,011,965
Total Distributable Earnings (Loss)	53,760,117
Net Assets	217,772,082

Investor Shares—Net Assets
Applicable to 1,995,596 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	148,740
Net Asset Value Per Share—Investor Shares	$74.53

ETF Shares—Net Assets
Applicable to 825,331,197 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	157,631,200
Net Asset Value Per Share—ETF Shares	$190.99

Admiral™ Shares—Net Assets
Applicable to 547,163,120 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,768,196
Net Asset Value Per Share—Admiral Shares	$74.51

Institutional Shares—Net Assets
Applicable to 258,021,598 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,223,946
Net Asset Value Per Share—Institutional Shares	$74.51

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends	4,409,913
Interest[1]	24,852
Securities Lending—Net	1,063
Total Income	4,435,828
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,064
Management and Administrative—Investor Shares	239
Management and Administrative—ETF Shares	43,404
Management and Administrative—Admiral Shares	16,217
Management and Administrative—Institutional Shares	6,188
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	4,988
Marketing and Distribution—Admiral Shares	1,720
Marketing and Distribution—Institutional Shares	474
Custodian Fees	1,238
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	3,601
Shareholders’ Reports and Proxy Fees—Admiral Shares	389
Shareholders’ Reports and Proxy Fees—Institutional Shares	253
Trustees’ Fees and Expenses	114
Other Expenses	46
Total Expenses	82,976
Net Investment Income	4,352,852
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	8,077,981
Futures Contracts	19,814
Swap Contracts	203,608
Realized Net Gain (Loss)	8,301,403
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	15,755,629
Futures Contracts	3,377
Swap Contracts	(12,902)
Change in Unrealized Appreciation (Depreciation)	15,746,104
Net Increase (Decrease) in Net Assets Resulting from Operations	28,400,359
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $24,346, $11, and $51, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $10,017,932 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,352,852	3,929,118
Realized Net Gain (Loss)	8,301,403	4,846,689
Change in Unrealized Appreciation (Depreciation)	15,746,104	16,075,812
Net Increase (Decrease) in Net Assets Resulting from Operations	28,400,359	24,851,619
Distributions
Investor Shares	(3,009)	(3,312)
ETF Shares	(3,102,012)	(2,861,762)
Admiral Shares	(836,272)	(861,443)
Institutional Shares	(400,228)	(414,270)
Total Distributions	(4,341,521)	(4,140,787)
Capital Share Transactions
Investor Shares	(13,164)	(21,694)
ETF Shares	12,067,971	8,221,081
Admiral Shares	(1,126,790)	(723,158)
Institutional Shares	(783,487)	(508,620)
Net Increase (Decrease) from Capital Share Transactions	10,144,530	6,967,609
Total Increase (Decrease)	34,203,368	27,678,441
Net Assets
Beginning of Period	183,568,714	155,890,273
End of Period	217,772,082	183,568,714

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$66.06	$58.31	$54.78	$57.39	$46.43
Investment Operations
Net Investment Income[1]	1.442	1.367	1.332	1.301	1.177
Net Realized and Unrealized Gain (Loss) on Investments	8.461	7.827	3.557	(2.604)	10.945
Total from Investment Operations	9.903	9.194	4.889	(1.303)	12.122
Distributions
Dividends from Net Investment Income	(1.433)	(1.444)	(1.359)	(1.307)	(1.162)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.433)	(1.444)	(1.359)	(1.307)	(1.162)
Net Asset Value, End of Period	$74.53	$66.06	$58.31	$54.78	$57.39
Total Return[2]	15.12%	15.84%	9.11%	-2.18%	26.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149	$144	$147	$233	$264
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.14%	2.43%	2.38%	2.22%
Portfolio Turnover Rate[4]	8%	9%	10%	5%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$169.28	$149.41	$140.37	$147.08	$118.98
Investment Operations
Net Investment Income[1]	3.934	3.731	3.677	3.529	3.212
Net Realized and Unrealized Gain (Loss) on Investments	21.682	20.055	9.034	(6.707)	28.045
Total from Investment Operations	25.616	23.786	12.711	(3.178)	31.257
Distributions
Dividends from Net Investment Income	(3.906)	(3.916)	(3.671)	(3.532)	(3.157)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.906)	(3.916)	(3.671)	(3.532)	(3.157)
Net Asset Value, End of Period	$190.99	$169.28	$149.41	$140.37	$147.08
Total Return	15.27%	16.00%	9.26%	-2.05%	26.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$157,631	$128,419	$106,042	$99,459	$92,776
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.27%	2.61%	2.52%	2.35%
Portfolio Turnover Rate[3]	8%	9%	10%	5%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$66.04	$58.29	$54.76	$57.38	$46.41
Investment Operations
Net Investment Income[1]	1.526	1.447	1.427	1.370	1.245
Net Realized and Unrealized Gain (Loss) on Investments	8.461	7.824	3.529	(2.618)	10.951
Total from Investment Operations	9.987	9.271	4.956	(1.248)	12.196
Distributions
Dividends from Net Investment Income	(1.517)	(1.521)	(1.426)	(1.372)	(1.226)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.517)	(1.521)	(1.426)	(1.372)	(1.226)
Net Asset Value, End of Period	$74.51	$66.04	$58.29	$54.76	$57.38
Total Return[2]	15.26%	15.99%	9.24%	-2.08%	26.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,768	$37,224	$33,518	$32,071	$31,741
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.26%	2.60%	2.51%	2.34%
Portfolio Turnover Rate[4]	8%	9%	10%	5%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$66.03	$58.29	$54.76	$57.37	$46.41
Investment Operations
Net Investment Income[1]	1.533	1.452	1.429	1.377	1.250
Net Realized and Unrealized Gain (Loss) on Investments	8.470	7.816	3.533	(2.609)	10.941
Total from Investment Operations	10.003	9.268	4.962	(1.232)	12.191
Distributions
Dividends from Net Investment Income	(1.523)	(1.528)	(1.432)	(1.378)	(1.231)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.523)	(1.528)	(1.432)	(1.378)	(1.231)
Net Asset Value, End of Period	$74.51	$66.03	$58.29	$54.76	$57.37
Total Return	15.29%	15.98%	9.26%	-2.05%	26.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,224	$17,782	$16,183	$16,452	$15,446
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.27%	2.60%	2.52%	2.35%
Portfolio Turnover Rate[3]	8%	9%	10%	5%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $5,113,000, representing less than 0.01% of the fund’s net assets and 2.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	216,883,446	—	—	216,883,446
Temporary Cash Investments	669,606	—	—	669,606
Total	217,553,052	—	—	217,553,052
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,157)	—	—	(1,157)
Swap Contracts	—	(15,218)	—	(15,218)
Total	(1,157)	(15,218)	—	(16,375)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	10,206,693
Total Distributable Earnings (Loss)	(10,206,693)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	45,246
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	64,893,936
Capital Loss Carryforwards	(11,179,065)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	53,760,117
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	4,341,521	4,140,787
Long-Term Capital Gains	—	—
Total	4,341,521	4,140,787
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	152,659,116
Gross Unrealized Appreciation	71,147,799
Gross Unrealized Depreciation	(6,253,863)
Net Unrealized Appreciation (Depreciation)	64,893,936

Value Index Fund
E.	During the year ended December 31, 2025, the fund purchased $15,331,549,000 of investment securities and sold $15,877,351,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $29,382,640,000 and $18,877,131,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $4,595,919,000 and sales were $4,017,306,000, resulting in net realized loss of $1,155,687,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	19,195	277	16,160	253
Issued in Lieu of Cash Distributions	3,008	43	3,312	51
Redeemed	(35,367)	(506)	(41,166)	(649)
Net Increase (Decrease)—Investor Shares	(13,164)	(186)	(21,694)	(345)
ETF Shares
Issued	31,368,433	175,267	19,328,812	116,468
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(19,300,462)	(108,576)	(11,107,731)	(67,550)
Net Increase (Decrease)—ETF Shares	12,067,971	66,691	8,221,081	48,918
Admiral Shares
Issued	4,723,549	68,215	4,290,075	67,164
Issued in Lieu of Cash Distributions	728,407	10,294	750,648	11,615
Redeemed	(6,578,746)	(95,029)	(5,763,881)	(90,125)
Net Increase (Decrease)—Admiral Shares	(1,126,790)	(16,520)	(723,158)	(11,346)
Institutional Shares
Issued	2,001,865	28,933	2,237,603	34,886
Issued in Lieu of Cash Distributions	385,716	5,455	401,724	6,217
Redeemed	(3,171,068)	(45,647)	(3,147,947)	(49,470)
Net Increase (Decrease)—Institutional Shares	(783,487)	(11,259)	(508,620)	(8,367)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Large-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.1%)
	Linde plc	545,982	232,801
	Newmont Corp. (XNYS)	1,275,969	127,405
	Freeport-McMoRan Inc.	1,678,944	85,273
	Ecolab Inc.	298,059	78,246
	Air Products & Chemicals Inc.	260,269	64,292
	Fastenal Co.	1,342,408	53,871
	Nucor Corp.	254,201	41,463
	International Paper Co.	617,079	24,307
	International Flavors & Fragrances Inc.	284,728	19,188
	Steel Dynamics Inc.	81,186	13,757
	LyondellBasell Industries NV Class A	150,714	6,526
			747,129
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	11,249,778	2,596,674
*	Tesla Inc.	3,305,468	1,486,535
	Walmart Inc.	5,127,335	571,236
*	Netflix Inc.	4,954,567	464,540
	Costco Wholesale Corp.	518,199	446,864
	Home Depot Inc.	1,164,019	400,539
	McDonald's Corp.	832,714	254,502
	Walt Disney Co.	2,087,458	237,490
	Booking Holdings Inc.	37,687	201,826
	TJX Cos. Inc.	1,301,339	199,899
*	Uber Technologies Inc.	2,429,555	198,519
	Lowe's Cos. Inc.	655,913	158,180
	Starbucks Corp.	1,329,594	111,965
*	O'Reilly Automotive Inc.	987,000	90,024
	General Motors Co.	1,090,777	88,702
	NIKE Inc. Class B	1,390,703	88,602
	Royal Caribbean Cruises Ltd.	286,991	80,048
*	Warner Bros Discovery Inc.	2,752,550	79,328
	Hilton Worldwide Holdings Inc.	271,793	78,073
	Marriott International Inc. Class A	251,024	77,878
	Ross Stores Inc.	380,289	68,505
*	Carvana Co.	157,091	66,296
*	AutoZone Inc.	19,447	65,954
*	Airbnb Inc. Class A	447,565	60,743
	Ford Motor Co.	4,576,228	60,040
	Electronic Arts Inc.	292,450	59,756
*	Roblox Corp. Class A	727,421	58,943
*	Chipotle Mexican Grill Inc.	1,546,124	57,207
	Delta Air Lines Inc.	763,570	52,992
*	Take-Two Interactive Software Inc.	205,259	52,552
	Target Corp.	529,474	51,756
	Yum! Brands Inc.	324,675	49,117
	eBay Inc.	528,528	46,035
	DR Horton Inc.	307,320	44,263
*	United Airlines Holdings Inc.	383,207	42,850
*	Copart Inc.	1,018,702	39,882
*	Flutter Entertainment plc	184,127	39,595
	Garmin Ltd.	191,147	38,774
	Expedia Group Inc.	136,815	38,761
*	Carnival Corp.	1,228,657	37,523
	Dollar General Corp.	257,337	34,167
*	Ulta Beauty Inc.	52,417	31,713
	Tractor Supply Co.	617,723	30,892
*	Dollar Tree Inc.	226,491	27,861
*	Live Nation Entertainment Inc.	192,064	27,369
	PulteGroup Inc.	227,823	26,715

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Lululemon Athletica Inc.	125,992	26,182
	Estee Lauder Cos. Inc. Class A	247,018	25,868
	Darden Restaurants Inc.	135,940	25,016
	Southwest Airlines Co.	604,409	24,980
	Lennar Corp. Class A	239,813	24,653
	Las Vegas Sands Corp.	355,562	23,144
*	NVR Inc.	3,153	22,994
	Rollins Inc.	368,085	22,092
	Genuine Parts Co.	162,523	19,984
*	Trade Desk Inc. Class A	515,314	19,561
	Fox Corp. Class A	224,017	16,369
*	Burlington Stores Inc.	36,828	10,638
	Fox Corp. Class B	160,062	10,393
	News Corp. Class A	217,531	5,682
	News Corp. Class B	72,836	2,158
	Lennar Corp. Class B	11,023	1,048
			9,402,447
Consumer Staples (3.4%)
	Procter & Gamble Co.	2,732,294	391,565
	Philip Morris International Inc.	1,820,127	291,948
	Coca-Cola Co.	4,023,841	281,307
	PepsiCo Inc.	1,598,806	229,461
	McKesson Corp.	144,322	118,386
	CVS Health Corp.	1,484,333	117,797
	Altria Group Inc.	1,962,843	113,178
	Mondelez International Inc. Class A	1,508,702	81,213
	Colgate-Palmolive Co.	942,624	74,486
	Cencora Inc.	215,498	72,784
*	Monster Beverage Corp.	799,736	61,316
	Corteva Inc.	798,622	53,532
	Kroger Co.	697,423	43,575
	Keurig Dr Pepper Inc.	1,509,191	42,272
	Sysco Corp.	559,952	41,263
	Kimberly-Clark Corp.	388,029	39,148
	Kenvue Inc.	2,239,866	38,638
	Archer-Daniels-Midland Co.	561,815	32,299
	Hershey Co.	173,217	31,522
	General Mills Inc.	623,527	28,994
	Church & Dwight Co. Inc.	280,615	23,530
	Kraft Heinz Co.	969,684	23,515
	Constellation Brands Inc. Class A	163,609	22,571
	McCormick & Co. Inc.	296,375	20,186
	Tyson Foods Inc. Class A	331,255	19,418
			2,293,904
Energy (2.8%)
	Exxon Mobil Corp.	4,930,961	593,392
	Chevron Corp.	2,236,594	340,879
	ConocoPhillips	1,444,846	135,252
	Williams Cos. Inc.	1,427,917	85,832
	SLB Ltd.	1,746,859	67,044
	EOG Resources Inc.	634,425	66,621
	Phillips 66	471,115	60,793
	Kinder Morgan Inc.	2,211,105	60,783
	Valero Energy Corp.	356,637	58,057
	Marathon Petroleum Corp.	351,482	57,162
	ONEOK Inc.	735,697	54,074
	Baker Hughes Co.	1,153,835	52,546
	Cheniere Energy Inc.	251,671	48,922
	Targa Resources Corp.	250,987	46,307
	Occidental Petroleum Corp.	863,876	35,523
	Diamondback Energy Inc.	217,728	32,731
	Devon Energy Corp.	733,180	26,856
	Halliburton Co.	885,235	25,017
	Coterra Energy Inc.	846,492	22,280
	EQT Corp.	365,180	19,574
*	First Solar Inc.	59,653	15,583
	Texas Pacific Land Corp.	34,294	9,850
[1]	Venture Global Inc. Class A	70,152	478
			1,915,556

Large-Cap Index Fund
		Shares	Market Value• ($000)
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	2,063,272	1,037,104
	JPMorgan Chase & Co.	3,183,066	1,025,647
	Bank of America Corp.	7,684,766	422,662
	Wells Fargo & Co.	3,670,454	342,086
	Goldman Sachs Group Inc.	350,698	308,263
	Morgan Stanley	1,393,747	247,432
	Citigroup Inc.	2,092,153	244,133
	Charles Schwab Corp.	1,973,854	197,208
	S&P Global Inc.	362,477	189,427
	Blackrock Inc.	163,273	174,758
	Progressive Corp.	685,672	156,141
	Blackstone Inc.	863,446	133,092
	Chubb Ltd.	414,178	129,273
	CME Group Inc.	421,639	115,141
	Intercontinental Exchange Inc.	666,714	107,981
	Marsh & McLennan Cos. Inc.	572,874	106,280
*	Robinhood Markets Inc. Class A	919,468	103,992
	KKR & Co. Inc.	781,677	99,648
	US Bancorp	1,817,748	96,995
	PNC Financial Services Group Inc.	458,589	95,721
	Bank of New York Mellon Corp.	815,436	94,664
	Moody's Corp.	177,318	90,583
	Aon plc Class A (XNYS)	238,767	84,256
	Arthur J Gallagher & Co.	300,277	77,709
	Travelers Cos. Inc.	260,855	75,664
	Truist Financial Corp.	1,495,975	73,617
	Apollo Global Management Inc.	475,082	68,773
	Aflac Inc.	612,920	67,587
	Allstate Corp.	306,006	63,695
	Nasdaq Inc.	600,925	58,368
*	Coinbase Global Inc. Class A	253,448	57,315
	American International Group Inc.	630,960	53,979
	Ameriprise Financial Inc.	108,643	53,272
	MetLife Inc.	654,917	51,699
*	Berkshire Hathaway Inc. Class A	66	49,817
	MSCI Inc.	83,472	47,890
	Prudential Financial Inc.	409,289	46,200
	Hartford Insurance Group Inc.	325,854	44,903
	State Street Corp.	310,269	40,028
	Ares Management Corp. Class A	240,883	38,934
*	Arch Capital Group Ltd.	402,807	38,637
	Willis Towers Watson plc	111,949	36,786
	M&T Bank Corp.	179,696	36,205
	Fifth Third Bancorp	772,875	36,178
	LPL Financial Holdings Inc.	93,575	33,422
	Raymond James Financial Inc.	206,940	33,232
	Interactive Brokers Group Inc. Class A	494,624	31,809
	Huntington Bancshares Inc.	1,830,331	31,756
	Cboe Global Markets Inc.	122,325	30,704
	Broadridge Financial Solutions Inc.	136,454	30,452
*	Markel Group Inc.	14,008	30,112
	Cincinnati Financial Corp.	182,376	29,786
	Northern Trust Corp.	210,015	28,686
	Citizens Financial Group Inc.	476,920	27,857
	Regions Financial Corp.	1,024,976	27,777
	Brown & Brown Inc.	339,198	27,034
	KeyCorp	1,277,417	26,366
	T Rowe Price Group Inc.	255,075	26,115
	W R Berkley Corp.	333,059	23,354
	Principal Financial Group Inc.	256,718	22,645
	Rocket Cos. Inc. Class A	1,073,303	20,779
	Loews Corp.	193,163	20,342
	Tradeweb Markets Inc. Class A	136,328	14,661
	Blue Owl Capital Inc.	389,019	5,812
	Corebridge Financial Inc.	162,369	4,899
			7,247,343

Large-Cap Index Fund
		Shares	Market Value• ($000)
Health Care (9.2%)
	Eli Lilly & Co.	994,871	1,069,168
	Johnson & Johnson	2,817,118	583,003
	AbbVie Inc.	2,066,543	472,184
	UnitedHealth Group Inc.	1,059,172	349,643
	Merck & Co. Inc.	2,902,154	305,481
	Abbott Laboratories	2,033,223	254,743
	Thermo Fisher Scientific Inc.	439,320	254,564
*	Intuitive Surgical Inc.	414,505	234,759
	Amgen Inc.	629,628	206,084
	Gilead Sciences Inc.	1,450,684	178,057
	Danaher Corp.	743,349	170,167
	Pfizer Inc.	6,648,155	165,539
*	Boston Scientific Corp.	1,733,382	165,278
	Medtronic plc	1,499,046	143,998
	Stryker Corp.	402,445	141,447
*	Vertex Pharmaceuticals Inc.	296,665	134,496
	Bristol-Myers Squibb Co.	2,380,346	128,396
	Elevance Health Inc.	259,858	91,093
	Regeneron Pharmaceuticals Inc.	114,723	88,551
	HCA Healthcare Inc.	186,781	87,201
	Cigna Group	312,352	85,969
	Becton Dickinson & Co.	333,739	64,769
*	IDEXX Laboratories Inc.	93,371	63,168
*	Alnylam Pharmaceuticals Inc.	154,476	61,427
	Zoetis Inc.	463,767	58,351
*	Edwards Lifesciences Corp.	678,549	57,846
	Cardinal Health Inc.	277,828	57,094
	Agilent Technologies Inc.	331,011	45,041
*	IQVIA Holdings Inc.	189,181	42,643
	GE HealthCare Technologies Inc.	506,017	41,504
	ResMed Inc.	170,683	41,112
*	Veeva Systems Inc. Class A	172,981	38,615
	Humana Inc.	140,620	36,017
*	Dexcom Inc.	455,923	30,260
*	Biogen Inc.	171,486	30,180
	STERIS plc	114,721	29,084
*	Waters Corp.	69,582	26,429
	Labcorp Holdings Inc.	96,878	24,305
	West Pharmaceutical Services Inc.	84,071	23,131
	Quest Diagnostics Inc.	129,987	22,557
*	Insmed Inc.	124,776	21,716
	Zimmer Biomet Holdings Inc.	231,544	20,820
*	Centene Corp.	287,620	11,836
*	Insulet Corp.	41,166	11,701
*	Medline Inc. Class A	241,127	10,127
*,2	ABIOMED Inc. CVR	12	—
			6,179,554
Industrials (10.8%)
	Visa Inc. Class A	1,823,311	639,453
	Mastercard Inc. Class A	937,923	535,441
	General Electric Co.	1,171,690	360,916
	Caterpillar Inc.	547,194	313,471
	RTX Corp.	1,567,719	287,520
	American Express Co.	563,821	208,586
	GE Vernova Inc.	317,244	207,341
*	Boeing Co.	915,678	198,812
	Accenture plc Class A	728,283	195,398
	Capital One Financial Corp.	743,348	180,158
	Union Pacific Corp.	693,574	160,438
	Honeywell International Inc.	742,359	144,827
	Eaton Corp. plc	454,132	144,646
	Deere & Co.	300,284	139,803
	Lockheed Martin Corp.	270,570	130,867
	Parker-Hannifin Corp.	147,546	129,687
	Automatic Data Processing Inc.	472,918	121,649
	Trane Technologies plc	259,267	100,907
	3M Co.	621,159	99,448
	CRH plc	783,391	97,767

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Howmet Aerospace Inc.	470,122	96,384
	General Dynamics Corp.	284,263	95,700
	Northrop Grumman Corp.	166,884	95,159
	Sherwin-Williams Co.	275,359	89,225
	TransDigm Group Inc.	65,854	87,576
	Emerson Electric Co.	656,876	87,181
	United Parcel Service Inc. Class B (XNYS)	864,115	85,712
	Johnson Controls International plc	714,579	85,571
	Cummins Inc.	161,403	82,388
	Illinois Tool Works Inc.	322,272	79,376
	CSX Corp.	2,177,396	78,931
	Norfolk Southern Corp.	262,382	75,755
	Cintas Corp.	399,439	75,122
	Quanta Services Inc.	174,352	73,587
	FedEx Corp.	248,317	71,729
	PACCAR Inc.	614,105	67,251
	L3Harris Technologies Inc.	218,723	64,210
	PayPal Holdings Inc.	1,094,085	63,873
	United Rentals Inc.	74,404	60,217
	AMETEK Inc.	269,161	55,261
	WW Grainger Inc.	52,818	53,296
	Rockwell Automation Inc.	131,273	51,074
	Ferguson Enterprises Inc.	229,156	51,017
*	Axon Enterprise Inc.	87,652	49,780
	Carrier Global Corp.	935,523	49,433
*	Fair Isaac Corp.	26,336	44,524
	Vulcan Materials Co.	154,498	44,066
	Martin Marietta Materials Inc.	70,516	43,907
	Westinghouse Air Brake Technologies Corp.	199,901	42,669
	Paychex Inc.	378,753	42,488
*	Fiserv Inc.	628,941	42,246
*	Block Inc. (XNYS)	640,389	41,683
*	Keysight Technologies Inc.	200,183	40,675
	Fidelity National Information Services Inc.	605,522	40,243
	Otis Worldwide Corp.	455,688	39,804
	Xylem Inc.	284,678	38,767
	Ingersoll Rand Inc. (XYNS)	461,969	36,597
	Verisk Analytics Inc.	162,950	36,450
	Synchrony Financial	421,106	35,133
	Old Dominion Freight Line Inc.	220,023	34,500
*	Mettler-Toledo International Inc.	23,885	33,300
	Dover Corp.	160,339	31,305
	Equifax Inc.	143,083	31,046
*	Teledyne Technologies Inc.	54,875	28,026
	Veralto Corp.	275,711	27,510
	PPG Industries Inc.	262,283	26,873
*	Corpay Inc.	77,666	23,372
	Expeditors International of Washington Inc.	156,615	23,337
	HEICO Corp. Class A	88,408	22,317
*	Trimble Inc.	278,020	21,783
	Packaging Corp. of America	105,129	21,681
	Global Payments Inc.	277,062	21,445
	Snap-on Inc.	60,764	20,939
	Fortive Corp.	371,716	20,522
	HEICO Corp.	48,315	15,634
	Hubbell Inc.	31,102	13,813
	TransUnion	113,661	9,746
	Dow Inc.	413,072	9,658
	Jacobs Solutions Inc.	69,500	9,206
*	Symbotic Inc.	38,653	2,300
			7,239,508
Real Estate (1.7%)
	Welltower Inc.	802,500	148,952
	Prologis Inc.	1,082,948	138,249
	American Tower Corp.	547,401	96,107
	Equinix Inc.	114,803	87,957
	Simon Property Group Inc.	362,646	67,129
	Digital Realty Trust Inc.	401,646	62,139
	Realty Income Corp.	1,075,633	60,633

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	CBRE Group Inc. Class A	347,981	55,952
	Public Storage	184,662	47,920
	Crown Castle Inc.	509,209	45,253
	Ventas Inc.	549,268	42,502
	VICI Properties Inc.	1,249,594	35,139
*	CoStar Group Inc.	495,479	33,316
	Extra Space Storage Inc.	248,128	32,311
	AvalonBay Communities Inc.	165,515	30,009
	Iron Mountain Inc.	328,205	27,225
	Equity Residential	422,456	26,632
	SBA Communications Corp.	124,514	24,085
	Invitation Homes Inc.	681,560	18,941
	Weyerhaeuser Co.	421,903	9,995
	Essex Property Trust Inc.	37,691	9,863
	Mid-America Apartment Communities Inc.	68,525	9,519
			1,109,828
Technology (41.9%)
	NVIDIA Corp.	26,992,612	5,034,122
	Apple Inc.	17,277,566	4,697,079
	Microsoft Corp.	8,690,466	4,202,883
	Alphabet Inc. Class A	6,755,699	2,114,534
	Broadcom Inc.	5,521,718	1,911,067
	Alphabet Inc. Class C	5,420,810	1,701,050
	Meta Platforms Inc. Class A	2,546,542	1,680,947
*	Palantir Technologies Inc. Class A	2,537,457	451,033
*	Advanced Micro Devices Inc.	1,903,617	407,679
	Oracle Corp.	2,000,010	389,822
	Micron Technology Inc.	1,315,835	375,552
	International Business Machines Corp.	1,092,959	323,745
	Salesforce Inc.	1,057,490	280,140
	Lam Research Corp.	1,468,630	251,400
	Applied Materials Inc.	931,482	239,382
	Intuit Inc.	325,379	215,538
	QUALCOMM Inc.	1,252,280	214,202
*	AppLovin Corp. Class A	287,734	193,881
	Amphenol Corp. Class A	1,431,256	193,420
	KLA Corp.	153,632	186,675
*	ServiceNow Inc.	1,213,013	185,821
	Texas Instruments Inc.	1,062,417	184,319
*	Intel Corp.	4,740,797	174,935
*	Adobe Inc.	489,462	171,307
	Analog Devices Inc.	572,529	155,270
*	Palo Alto Networks Inc.	814,992	150,122
*	Crowdstrike Holdings Inc. Class A	278,767	130,675
*	Synopsys Inc.	217,188	102,018
*	Cadence Design Systems Inc.	318,279	99,488
*	DoorDash Inc. Class A	403,847	91,463
	Marvell Technology Inc.	1,008,013	85,661
*	Snowflake Inc.	376,341	82,554
	Corning Inc.	902,249	79,001
	TE Connectivity plc	343,994	78,262
*	Autodesk Inc.	247,895	73,379
	Vertiv Holdings Co. Class A	447,046	72,426
*	Cloudflare Inc. Class A	350,182	69,038
	Western Digital Corp.	399,779	68,870
	Seagate Technology Holdings plc	249,709	68,767
*	Fortinet Inc.	739,121	58,694
	Roper Technologies Inc.	125,867	56,027
*	Workday Inc. Class A	249,058	53,493
*	Datadog Inc. Class A	380,537	51,749
	Monolithic Power Systems Inc.	53,213	48,230
*	Strategy Inc.	313,034	47,566
	Dell Technologies Inc. Class C	374,244	47,110
	Cognizant Technology Solutions Corp. Class A	564,374	46,843
	Microchip Technology Inc.	631,919	40,266
*	MongoDB Inc.	90,375	37,929
	Hewlett Packard Enterprise Co.	1,542,755	37,057
*	Reddit Inc. Class A	153,066	35,185
*	Atlassian Corp. Ltd. Class A	196,450	31,852

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Zscaler Inc.	121,157	27,251
*,1	CoreWeave Inc. Class A	361,286	25,872
*	ON Semiconductor Corp.	470,292	25,466
*	Zoom Communications Inc.	294,872	25,444
	HP Inc.	1,092,393	24,339
	NetApp Inc.	227,189	24,330
	VeriSign Inc.	97,493	23,686
*	HubSpot Inc.	58,157	23,338
*	Tyler Technologies Inc.	50,282	22,825
	SS&C Technologies Holdings Inc.	242,352	21,186
	CDW Corp.	152,370	20,753
*	GoDaddy Inc. Class A	158,164	19,625
	Teradyne Inc.	91,644	17,739
*	Super Micro Computer Inc. (XNGS)	593,854	17,382
*	Pinterest Inc. Class A	662,455	17,151
	Leidos Holdings Inc.	74,818	13,497
*	Gartner Inc.	40,080	10,111
	Qnity Electronics Inc.	122,592	10,010
	Gen Digital Inc. (XNGS)	324,856	8,833
			28,158,366
Telecommunications (1.8%)
	Cisco Systems Inc.	4,157,902	320,283
	AT&T Inc.	8,289,434	205,910
	Verizon Communications Inc.	4,437,097	180,723
*	Arista Networks Inc.	1,177,951	154,347
	Comcast Corp. Class A	4,249,631	127,021
	T-Mobile US Inc.	523,138	106,218
	Motorola Solutions Inc.	194,750	74,652
*	Charter Communications Inc. Class A	98,278	20,515
			1,189,669
Utilities (2.4%)
	NextEra Energy Inc.	2,435,139	195,493
	Constellation Energy Corp.	365,287	129,045
	Southern Co.	1,286,479	112,181
	Duke Energy Corp.	909,735	106,630
	Waste Management Inc.	471,083	103,502
	American Electric Power Co. Inc.	624,536	72,015
	Sempra	763,208	67,384
	Vistra Corp.	396,166	63,913
	Dominion Energy Inc.	998,541	58,505
	Waste Connections Inc. (XTSE)	299,396	52,502
	Exelon Corp.	1,180,549	51,460
	Xcel Energy Inc.	691,709	51,090
	Republic Services Inc.	235,309	49,869
	Entergy Corp.	522,234	48,270
	Public Service Enterprise Group Inc.	583,701	46,871
	Consolidated Edison Inc.	422,050	41,918
	PG&E Corp.	2,502,889	40,221
	WEC Energy Group Inc.	380,363	40,113
	Ameren Corp.	316,218	31,578
	American Water Works Co. Inc.	228,095	29,766
	Eversource Energy	438,556	29,528
	CenterPoint Energy Inc.	763,139	29,259
	PPL Corp.	821,430	28,766
	FirstEnergy Corp.	640,861	28,691
	Edison International	449,748	26,994
	DTE Energy Co.	206,322	26,611
	CMS Energy Corp.	355,652	24,871
	Alliant Energy Corp.	300,832	19,557
	NiSource Inc.	279,237	11,661
	Evergy Inc.	134,441	9,746
			1,628,010
Total Common Stocks (Cost $28,719,194)			67,111,314

Large-Cap Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $43,509)	435,118	43,512
Total Investments (100.0%) (Cost $28,762,703)			67,154,826
Other Assets and Liabilities—Net (0.0%)			24,219
Net Assets (100%)			67,179,045
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,638.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,843 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	64	22,056	(183)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	474	(4.320)	—	(15)
Visa Inc. Class A	8/31/2026	BANA	53,250	(3.630)	—	(654)
					—	(669)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $28,719,194)	67,111,314
Affiliated Issuers (Cost $43,509)	43,512
Total Investments in Securities	67,154,826
Investment in Vanguard	1,611
Cash Collateral Pledged—Futures Contracts	1,170
Receivables for Investment Securities Sold	269
Receivables for Accrued Income	33,082
Receivables for Capital Shares Issued	5,725
Total Assets	67,196,683
Liabilities
Due to Custodian	98
Payables for Investment Securities Purchased	316
Collateral for Securities on Loan	2,843
Payables for Capital Shares Redeemed	12,324
Payables to Vanguard	1,254
Variation Margin Payable—Futures Contracts	134
Unrealized Depreciation—Over-the-Counter Swap Contracts	669
Total Liabilities	17,638
Net Assets	67,179,045
1 Includes $2,638 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	30,625,526
Total Distributable Earnings (Loss)	36,553,519
Net Assets	67,179,045

Investor Shares—Net Assets
Applicable to 207,150 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,334
Net Asset Value Per Share—Investor Shares	$127.13

ETF Shares—Net Assets
Applicable to 150,074,716 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,236,285
Net Asset Value Per Share—ETF Shares	$314.75

Admiral™ Shares—Net Assets
Applicable to 101,089,576 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,068,474
Net Asset Value Per Share—Admiral Shares	$158.95

Institutional Shares—Net Assets
Applicable to 5,881,718 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,847,952
Net Asset Value Per Share—Institutional Shares	$654.22

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	752,022
Interest[2]	3,851
Securities Lending—Net	1,247
Total Income	757,120
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,263
Management and Administrative—Investor Shares	40
Management and Administrative—ETF Shares	13,772
Management and Administrative—Admiral Shares	6,428
Management and Administrative—Institutional Shares	1,281
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	1,207
Marketing and Distribution—Admiral Shares	600
Marketing and Distribution—Institutional Shares	112
Custodian Fees	471
Auditing Fees	35
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	789
Shareholders’ Reports and Proxy Fees—Admiral Shares	63
Shareholders’ Reports and Proxy Fees—Institutional Shares	6
Trustees’ Fees and Expenses	36
Other Expenses	29
Total Expenses	26,135
Net Investment Income	730,985
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,451,527
Futures Contracts	14,218
Swap Contracts	3,915
Foreign Currencies	—
Realized Net Gain (Loss)	2,469,660
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,211,659
Futures Contracts	150
Swap Contracts	(581)
Change in Unrealized Appreciation (Depreciation)	7,211,228
Net Increase (Decrease) in Net Assets Resulting from Operations	10,411,873
1	Dividends are net of foreign withholding taxes of $59.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,651, $10, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,693,823 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	730,985	681,037
Realized Net Gain (Loss)	2,469,660	943,661
Change in Unrealized Appreciation (Depreciation)	7,211,228	9,890,707
Net Increase (Decrease) in Net Assets Resulting from Operations	10,411,873	11,515,405
Distributions
Investor Shares	(265)	(323)
ETF Shares	(512,178)	(483,431)
Admiral Shares	(176,287)	(178,582)
Institutional Shares	(43,868)	(40,890)
Total Distributions	(732,598)	(703,226)
Capital Share Transactions
Investor Shares	(6,770)	1,583
ETF Shares	1,454,753	960,748
Admiral Shares	(731,058)	(288,929)
Institutional Shares	(2,373)	(52,046)
Net Increase (Decrease) from Capital Share Transactions	714,552	621,356
Total Increase (Decrease)	10,393,827	11,433,535
Net Assets
Beginning of Period	56,785,218	45,351,683
End of Period	67,179,045	56,785,218

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$108.91	$88.20	$70.38	$89.03	$71.00
Investment Operations
Net Investment Income[1]	1.227	1.176	1.142	1.058	.956
Net Realized and Unrealized Gain (Loss) on Investments	18.220	20.755	17.823	(18.646)	18.025
Total from Investment Operations	19.447	21.931	18.965	(17.588)	18.981
Distributions
Dividends from Net Investment Income	(1.227)	(1.221)	(1.145)	(1.062)	(.951)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.227)	(1.221)	(1.145)	(1.062)	(.951)
Net Asset Value, End of Period	$127.13	$108.91	$88.20	$70.38	$89.03
Total Return[2]	17.96%	24.95%	27.12%	-19.78%	26.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26	$30	$23	$17	$36
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.17%	1.44%	1.38%	1.19%
Portfolio Turnover Rate[4]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$269.66	$218.35	$174.22	$220.44	$175.80
Investment Operations
Net Investment Income[1]	3.401	3.240	3.079	2.905	2.646
Net Realized and Unrealized Gain (Loss) on Investments	45.103	51.408	44.134	(46.233)	44.617
Total from Investment Operations	48.504	54.648	47.213	(43.328)	47.263
Distributions
Dividends from Net Investment Income	(3.414)	(3.338)	(3.083)	(2.892)	(2.623)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.414)	(3.338)	(3.083)	(2.892)	(2.623)
Net Asset Value, End of Period	$314.75	$269.66	$218.35	$174.22	$220.44
Total Return	18.10%	25.12%	27.29%	-19.68%	27.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,236	$39,086	$30,728	$24,137	$28,242
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.30%	1.57%	1.55%	1.33%
Portfolio Turnover Rate[3]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$136.18	$110.27	$87.98	$111.33	$88.79
Investment Operations
Net Investment Income[1]	1.702	1.622	1.544	1.456	1.325
Net Realized and Unrealized Gain (Loss) on Investments	22.778	25.961	22.293	(23.348)	22.530
Total from Investment Operations	24.480	27.583	23.837	(21.892)	23.855
Distributions
Dividends from Net Investment Income	(1.710)	(1.673)	(1.547)	(1.458)	(1.315)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.710)	(1.673)	(1.547)	(1.458)	(1.315)
Net Asset Value, End of Period	$158.95	$136.18	$110.27	$87.98	$111.33
Total Return[2]	18.09%	25.10%	27.28%	-19.70%	27.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,068	$14,446	$11,953	$9,583	$11,847
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.29%	1.56%	1.54%	1.32%
Portfolio Turnover Rate[4]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$560.49	$453.84	$362.12	$458.22	$365.43
Investment Operations
Net Investment Income[1]	7.093	6.727	6.401	6.032	5.477
Net Realized and Unrealized Gain (Loss) on Investments	93.731	106.860	91.727	(96.092)	92.764
Total from Investment Operations	100.824	113.587	98.128	(90.060)	98.241
Distributions
Dividends from Net Investment Income	(7.094)	(6.937)	(6.408)	(6.040)	(5.451)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(7.094)	(6.937)	(6.408)	(6.040)	(5.451)
Net Asset Value, End of Period	$654.22	$560.49	$453.84	$362.12	$458.22
Total Return	18.10%	25.12%	27.28%	-19.69%	27.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,848	$3,224	$2,648	$2,071	$2,524
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.30%	1.57%	1.55%	1.32%
Portfolio Turnover Rate[3]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Large-Cap Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,611,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Large-Cap Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	67,111,314	—	—	67,111,314
Temporary Cash Investments	43,512	—	—	43,512
Total	67,154,826	—	—	67,154,826
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(183)	—	—	(183)
Swap Contracts	—	(669)	—	(669)
Total	(183)	(669)	—	(852)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	2,697,422
Total Distributable Earnings (Loss)	(2,697,422)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,369
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	38,348,396
Capital Loss Carryforwards	(1,802,246)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	36,553,519
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	732,598	703,226
Long-Term Capital Gains	—	—
Total	732,598	703,226
*	Includes short-term capital gains, if any.

Large-Cap Index Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,806,430
Gross Unrealized Appreciation	39,282,830
Gross Unrealized Depreciation	(934,434)
Net Unrealized Appreciation (Depreciation)	38,348,396
E.	During the year ended December 31, 2025, the fund purchased $1,699,398,000 of investment securities and sold $1,585,593,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,121,807,000 and $3,472,107,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $445,516,000 and sales were $614,524,000, resulting in net realized loss of $171,455,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,319	30	10,703	111
Issued in Lieu of Cash Distributions	265	2	323	3
Redeemed	(10,354)	(96)	(9,443)	(100)
Net Increase (Decrease)—Investor Shares	(6,770)	(64)	1,583	14
ETF Shares
Issued	4,395,889	16,428	2,433,714	9,967
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,941,136)	(11,300)	(1,472,966)	(5,750)
Net Increase (Decrease)—ETF Shares	1,454,753	5,128	960,748	4,217
Admiral Shares
Issued	1,362,999	9,644	1,557,760	12,519
Issued in Lieu of Cash Distributions	143,244	979	145,714	1,129
Redeemed	(2,237,301)	(15,613)	(1,992,403)	(15,965)
Net Increase (Decrease)—Admiral Shares	(731,058)	(4,990)	(288,929)	(2,317)
Institutional Shares
Issued	1,002,160	1,729	537,247	1,068
Issued in Lieu of Cash Distributions	36,700	61	34,484	65
Redeemed	(1,041,233)	(1,660)	(623,777)	(1,216)
Net Increase (Decrease)—Institutional Shares	(2,373)	130	(52,046)	(83)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Large-Cap Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Growth Index Fund	97.1%
Value Index Fund	93.0
Large-Cap Index Fund	94.4
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
Fund	($000)
Growth Index Fund	1,415,098
Value Index Fund	4,217,470
Large-Cap Index Fund	719,177
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Growth Index Fund	6,640
Value Index Fund	13,580
Large-Cap Index Fund	2,002
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for the fiscal year.
Fund	($000)
Growth Index Fund	6,791
Value Index Fund	124,051
Large-Cap Index Fund	13,421
Q03070 022026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - 500 Index Fund

A majority of independent trustees of the board of Vanguard 500 Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - U.S. Stock Index Funds

A majority of independent trustees of the board of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.